UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07618

                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2007

                   Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund II -
Arizona Portfolio
Portfolio of Investments
December 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 98.2%
Long-Term Municipal Bonds - 96.1%
Arizona - 78.9%
Arizona Cap Facs Fin Corp Student Hsg
   Rev
   (Arizona St Univ Proj)
   Ser 00
   6.25%, 9/01/32                                        $ 2,000    $  2,079,040
Arizona Game & Fish Dept
   5.00%, 7/01/26                                          1,000       1,050,100
Arizona Health Facs Auth Rev
   (Blood System Inc.)
   Ser 04
   5.00%, 4/01/19                                            750         781,853
Arizona Hlth Fac Auth Hosp Rev
   (Phoenix Childrens Hosp)
   Ser 02A
   6.00%, 2/15/32                                          5,700       6,066,396
Arizona School Brd Fac Rev
   Ser 01
   5.00%, 7/01/19                                          6,730       7,108,966
Arizona State Transn Brd Hwy Rev
   Ser 04B
   5.00%, 7/01/24                                          4,300       4,567,417
Arizona State Univ COP
   (Research Infrastructure Projs)
   AMBAC Ser 05A
   5.00%, 9/01/23                                          2,000       2,125,060
Arizona Student Loan Auth
   (Student Loan Rev) AMT
   Ser 99B-1
   5.90%, 5/01/24                                          1,500       1,591,770
Arizona Tourism & Sports Auth Tax Rev
   (Multipurpose Stadium Fac)
   MBIA Ser 03A
   5.00%, 7/01/25                                          2,400       2,524,800
Arizona Wtr Infrastructure Fin Auth Rev
   (Wtr Quality)
   Ser 06A
   5.00%, 10/01/24                                         4,000       4,316,520
Estrella Mtn Ranch CFD
   (Desert Village)
   7.375%, 7/01/27                                         1,822       2,016,772

Estrella Mtn Ranch CFD
   (Golf Village)
   Ser 01A
   7.875%, 7/01/25                                         3,408       3,770,986
Gilbert Wtr Res Muni Ppty Corp
   (Wastewater Sys & Util Rev)
   Ser 04
   4.90%, 4/01/19                                          2,500       2,538,900
Glendale IDA
   (John C Lincoln Hlth)
   Ser 05B
   5.25%, 12/01/22                                         1,000       1,059,020
Glendale IDA Ed Fac
   (Midwestern Univ)
   Ser 01A
   5.875%, 5/15/31                                         3,770       4,064,701
   Connie Lee Ser 96A
   6.00%, 5/15/26                                            475         483,541
Goodyear CFD
   (Palm Valley)
   Ser 96C
   7.25%, 7/01/16                                          2,900       2,946,951
Goodyear IDA Water & Sewer Rev
   (Litchfield Pk Svc Proj) AMT
   Ser 99
   5.95%, 10/01/23                                         3,160       3,293,858
Greater Arizona Dev Auth Infrastructure
   Rev
   MBIA Ser 05A
   5.00%, 8/01/21                                          1,600       1,715,136
   MBIA Ser 05B
   5.00%, 8/01/25                                          4,320       4,604,990
Hassayampa CFD
   Ser 96
   7.75%, 7/01/21                                          2,670       2,731,597
Hassayampa CFD #2
   (Forest Ridge Estates)
   Ser 00
   7.50%, 7/01/24                                            785         853,279
Maricopa Cnty SFMR
   (Mortgage Rev) AMT
   GNMA/FNMA/FHLMC Ser 01
   5.63%, 3/01/33                                            775         807,201
   GNMA/FNMA/FHLMC Ser 02-B1
   6.20%, 3/01/34 (a)                                        255         257,680
   GNMA/FNMA/FHLMC Ser 00-1C
   6.25%, 12/01/30                                            30          30,253
Mesa Cnty IDA Health Fac
   (Discovery Hlth Sys)
   MBIA Ser 99A
   5.75%, 1/01/25                                         15,000      16,010,850

Mohave Cnty IDA MFHR
   (Chris & Silver Ridge)
   GNMA Ser 96
   6.375%, 11/01/31                                          295         303,384
Nogales Municipal Dev Auth
   AMBAC Ser 05
   5.00%, 6/01/27                                          1,000       1,061,970
Northern Arizona University COP
   (Northern Arizona University Research
   Projs)
   5.125%, 9/01/21 - 9/01/24                               7,140       7,743,139
Phoenix Civic Impt Corp.
   MBIA
   5.00%, 7/01/18                                          6,555       7,096,574
Phoenix Civic Impt Corp Excise Tax Rev
   (Civic Plaza Exp Proj) Sub
   FGIC Ser 05A
   5.00%, 7/01/23                                          5,500       5,896,770
Phoenix IDA
   (Capitol Mall LLC Proj)
   AMBAC Ser 05
   5.00%, 9/15/25                                          5,935       6,331,043
Phoenix IDA SFMR
   (Mortgage Rev) AMT
   GNMA/FNMA/FHLMC Ser 02A-1
   5.75%, 9/01/33 (a)                                        115         116,130
Pima Cnty IDA
   (Horizon Cmnty Learning Center)
   Ser 05
   5.125%, 6/01/20                                         1,500       1,511,370
Pima Cnty IDA MFHR
   (La Hacienda)
   GNMA Ser 99
   7.00%, 12/20/31                                         1,290       1,394,168
Pima Cnty IDA SFMR
   GNMA/FNMA Ser 01A-1
   5.35%, 11/01/24                                            25          25,098
Pima Cnty IDA SFMR
   (Mortgage Rev) AMT
   GNMA/FNMA Ser 99B-1
   6.10%, 5/01/31                                             90          90,758
Pinal Cnty COP
   Ser 04
   5.00%, 12/01/24                                         3,780       3,940,196
Pinal Cnty IDA Correctional Facs Contract
   (Florence West Prison Proj)
   ACA Ser 06A
   5.25%, 10/01/22                                         1,400       1,494,500
Pinal Cnty Prop Corp.
   AMBAC Ser 01
   5.125%, 6/01/21                                         1,000       1,060,080
Queen Creek Improvement District No 1
   5.00%, 1/01/26                                            600         613,494
Show Low Assessment Dist #6
   (Torreon)
   ACA Ser 00
   6.00%, 1/01/18                                            955       1,014,802

Show Low IDA Hosp Rev
   (Navapache Regl Med Ctr)
   RADIAN Ser 05
   5.00%, 12/01/25                                         1,415       1,495,117
Stoneridge CFD
   Ser 01
   6.75%, 7/15/26                                          1,650       1,827,854
Sundance CFD
   Ser 02
   7.75%, 7/01/22                                          2,475       2,718,614
Tax Exempt Municipal Infrastructure Trust
   Ser 04B, Class A
   4.05%, 12/01/08 (b)                                     4,470       4,375,191
Tempe Excise Tax Rev
   5.00%, 7/01/24                                          1,035       1,104,283
Tolleson IDA MFHR
   (Copper Cove) AMT
   GNMA Ser 01A
   5.50%, 11/20/41                                         5,825       6,083,572
Tucson & Pima HFA SFMR(Mortgage Rev)
   AMT
   GNMA/FNMA Ser 02A
   5.50%, 1/01/35 (a)                                        550         558,085
Tucson & Pima IDA SFMA
   (Mtg Bkd Secs Prog) AMT
   GNMA/FNMA/FHLMC Ser 01A-1
   6.35%, 1/01/34                                            955         987,231
Tucson Airport Auth Rev AMT
   AMBAC Ser 01
   5.35%, 6/01/31                                          6,475       6,742,482
Tucson COP
   5.00%, 7/01/23 - 7/01/24                                6,100       6,491,429
Tucson Higher Ed
   (University Arizona)
   AMBAC Ser 02A
   5.00%, 7/15/32                                          1,000       1,040,600
University Med Ctr Corp Hosp Rev
   5.00%, 7/01/35                                          3,500       3,597,475
University of Arizona COP
   AMBAC
   5.00%, 6/01/12                                          3,040       3,232,006
   5.25%, 6/01/14 - 6/01/15                                5,000       5,464,330
West Campus Hsg LLC Student Hsg Rev
   (Arizona State University West Campus)
   AMBAC Ser 05
   5.00%, 7/01/30                                          1,500       1,589,355
Yavapai Cnty Hosp Rev
   (Regional Medical Center)
   RADIAN Ser 03A
   5.25%, 8/01/21                                          4,000       4,217,840
                                                                    ------------
                                                                     170,616,577
                                                                    ------------

California - 0.7%
California State GO
   5.00%, 2/01/33                                          1,405       1,468,759
                                                                    ------------
Florida - 0.7%
Double Branch CDD
   (Oakleaf Village)
   Ser 02A
   6.70%, 5/01/34                                            990       1,088,377
Fiddlers Creek CDD
   Ser 99B
   5.80%, 5/01/21                                            405         417,903
                                                                    ------------
                                                                       1,506,280
                                                                    ------------
Puerto Rico - 15.0%
Puerto Rico Comwlth GO
   (Pub Impt)
   5.25%, 7/01/23                                            575         625,146
   Ser 03A
   5.25%, 7/01/23                                            500         531,600
   Ser 01A
   5.50%, 7/01/19                                            500         563,715
Puerto Rico Comwlth Govt Dev Bank
   (Sr Notes)
   Ser 06B
   5.00%, 12/01/15                                           500         536,755
Puerto Rico Convention Ctr Dist Auth Hotel
   Occupancy Rev
   AMBAC Ser 06A
   5.00%, 7/01/18                                          6,000       6,544,260
Puerto Rico Elec Pwr Auth Rev
   XLCA Ser 02-1
   5.25%, 7/01/22 (c)                                      8,000       8,631,040
Puerto Rico Comwlth GO
   FGIC Ser 02A
   5.00%, 7/01/32                                          2,500       2,674,275
Puerto Rico HFA
   (Cap Fd Prog)
   5.00%, 12/01/17                                         4,870       5,185,138
Puerto Rico Hwy & Trans Auth Rev
   FSA Ser 02D
   5.00%, 7/01/32                                          3,400       3,561,024
Puerto Rico IFA Health Fac
   (Ascension Health)
   Ser 00A
   6.125%, 11/15/30                                        1,500       1,640,520
University of Puerto Rico Rev
   5.00%, 6/01/18                                          1,855       1,990,155
                                                                    ------------
                                                                      32,483,628
                                                                    ------------
Texas - 0.8%
Texas Turnpike Auth
   AMBAC Ser 02A
   5.50%, 8/15/39                                          1,750       1,878,012
                                                                    ------------

Total Long-Term Municipal Bonds
   (cost $199,957,710)                                               207,953,256
                                                                    ------------
Short-Term Municipal Notes - 2.1%
Alaska - 0.2%
Valdez Marine Term Rev
   (BP Pipelines, Inc. Proj)
   Ser 03A
   3.97%, 6/01/37 (d)                                        500         500,000
                                                                    ------------
Oklahoma - 1.5%
Tulsa Cnty IDA
   (First Mtg Montercau)
   Ser 02A
   3.99%, 7/01/32 (d)                                      3,300       3,300,000
                                                                    ------------
Utah - 0.4%
Salt Lake Cnty PCR
   (Svc Station Hldgs Proj)
   3.97%, 2/01/08 (d)                                        800         800,000
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $4,600,000)                                                   4,600,000
                                                                    ------------
Total Municipal Obligations
   (cost $204,557,710)                                               212,553,256
                                                                    ------------
SHORT-TERM INVESTMENTS - 0.2%
Time Deposit - 0.2%
The Bank of New York
   4.25%, 1/02/07
   (cost $378,000)                                         378           378,000
                                                                    ------------
Total Investments - 98.4%
   (cost $204,935,710)                                               212,931,256
Other assets less liabilities - 1.6%                                   3,358,985
                                                                    ------------
Net Assets - 100.0%                                                 $216,290,241
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS

                                                    Rate Type
                                           -----------------------------
                  Notional                   Payments         Payments        Unrealized
Swap               Amount    Termination      made by       received by     Appreciation/
Counterparty        (000)        Date      the Portfolio   the Portfolio   (Depreciation)
-----------------------------------------------------------------------------------------
Citigroup, Inc.    $1,900       6/22/07         BMA            2.962%         $(10,102)
Citigroup, Inc.     2,700      11/10/26        3.884%           BMA             11,263
Goldman
   Sachs &
   Co.              1,000       1/05/07         BMA            3.405%             (649)
JPMorgan
   Chase            1,800       4/05/07         BMA            2.988%           (6,470)
JPMorgan
   Chase            1,000      10/01/07         BMA            3.635%              (32)
JPMorgan
   Chase            7,500      11/10/11         BMA            3.482%          (16,488)
Merrill Lynch       1,100       7/12/08         BMA           3.8154%            5,322
Merrill Lynch      $1,000       8/09/26       4.0632%           BMA           $(18,529)

(a)  Variable rate coupon, rate shown as of December 31, 2006.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933.

     These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate market value of these securities amounted to $4,375,191 or 2.0% of net assets.

(c) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:
ACA          -   American Capital Access Financial Guaranty Corporation
AMBAC        -   American Bond Assurance Corporation
AMT          -   Alternative Minimum Tax (subject to)
BMA          -   Bond Market Association
CDD          -   Community Development District
CFD          -   Community Facilities District
CONNIE LEE   -   Connie Lee Insurance Company
COP          -   Certificate of Participation
FGIC         -   Financial Guaranty Insurance Company
FSA          -   Financial Security Assurance Inc.
GNMA         -   Government National Mortgage Association
GO           -   General Obligation
HFA          -   Housing Finance Authority
IDA          -   Industrial Development Authority/Agency
IFA          -   Industrial Finance Authority
MBIA         -   Municipal Bond Investors Assurance
MFHR         -   Multi-Family Housing Revenue
PCR          -   Pollution Control Revenue
RADIAN       -   Radian Group, Inc.
SFMR         -   Single Family Mortgage Revenue
XLCA         -   XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II -
Florida Portfolio
Portfolio of Investments
December 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 98.8%
Long-Term Municipal Bonds - 98.5%
Florida - 84.5%
Beacon Tradeport CDD
   Ser 02B
   7.25%, 5/01/33                                         $   965   $  1,037,500
Bonnet Creek Resort CDD
   Ser 02
   7.25%, 5/01/18                                           2,000      2,186,880
Brevard Cnty Loc Opt Fuel Tax Rev
   FGIC Ser 05
   5.00%, 8/01/25                                           3,290      3,502,172
Capital Trust Agy Arpt Fac
   (Cargo Acq Grp) AMT
   Ser 03
   5.75%, 1/01/32                                           2,000      2,103,600
   Ser 02
   6.25%, 1/01/19                                             500        532,700
Concorde Estates CDD
   Ser 04B
   5.00%, 5/01/11                                             900        905,697
Crossings at Fleming Island CDD
   (Eagle Harbor)
   Ser 00C
   7.10%, 5/01/30                                           2,240      2,390,618
Dade Cnty HFA MFHR
   (Golden Lakes Apts) AMT
   Ser 97A
   6.00%, 11/01/32                                            250        256,357
   6.05%, 11/01/39                                            750        769,852
Deltona Util Sys Rev
   MBIA Ser 03
   5.125%, 10/01/27                                         2,440      2,593,256
Florida HFA MFHR
   (Turtle Creek Apts) AMT
   AMBAC Ser 96C
   6.20%, 5/01/36                                           3,245      3,291,371
Florida HFC MFHR
   (Cobblestone Apts) AMT
   GNMA Ser 00K-1
   6.10%, 6/01/42                                           7,740      8,248,595

Florida HFC MFHR
   (Logans Pointe Apts) AMT
   FSA Ser 99
   6.00%, 6/01/39 (a)                                       5,080      5,326,736
Florida HFC MFHR
   (Mystic Pointe II) AMT
   GNMA Ser 00
   6.30%, 12/01/41                                          1,165      1,241,005
Florida HFC MFHR
   (Sabal Chase Apts) AMT
   FSA Ser 00
   6.00%, 5/01/40                                           3,650      3,867,284
Florida HFC MFHR
   (Spring Harbor Apts) AMT
   Ser 99C-1
   5.90%, 8/01/39                                           2,540      2,628,849
Florida HFC MFHR
   (Walker Ave Club) AMT
   FSA Ser 00L-1
   6.00%, 12/01/38                                          3,435      3,581,365
Florida HFC MFHR
   (Waverly Apts) AMT
   FSA Ser 00C-1
   6.50%, 7/01/40                                           2,790      2,958,907
Florida State Brd of Ed GO
   MBIA Ser 02A
   5.00%, 6/01/32 (b)                                       2,500      2,621,275
Florida State Brd of Ed Lottery Rev
   MBIA Ser 03A
   5.00%, 7/01/19                                           4,890      5,263,205
Gateway CDD
   (Sun City Center)
   Ser 03B
   5.50%, 5/01/10                                             425        428,825
Hamal CDD
   Ser 01
   6.65%, 5/01/21                                           1,100      1,236,499
Herons Glen Recreation Dist
   Ser 99
   5.90%, 5/01/19                                           2,680      2,813,786
Highlands Cnty Hlth Facs Auth
   (Adventist/Sunbelt Hosp)
   Ser 01A
   6.00%, 11/15/31                                          2,000      2,221,560
Indian River Cnty Sch Brd COP
   MBIA Ser 05
   5.00%, 7/01/23                                           2,480      2,635,025
Indian Trace Dev Dist Spl Assmt
   (Wtr Mgmt Spl Benefit)
   MBIA Ser 05
   5.00%, 5/01/22                                             680        730,463

Jacksonville Elec Auth
   AMBAC Ser 02B
   5.00%, 10/01/26                                          3,925      4,122,271
   MBIA Ser 02A
   5.50%, 10/01/41                                          5,000      5,023,600
   Ser 02A
   5.50%, 10/01/41                                          3,750      3,801,450
Jacksonville Elec Auth Johns Riv Pwr Pk
   Sys Rev
   MBIA
   5.00%, 10/01/20                                          6,000      6,434,760
Lakeland Wtr & Wastewtr Rev
   Ser 02
   5.25%, 10/01/32                                         10,000     10,687,900
Lee Cnty Arpt Rev
   (Southwest Int'l Arpt) AMT
   FSA Ser 00A
   6.00%, 10/01/32                                         13,500     14,584,185
Lee Cnty Hlth Facs Auth Rev
   (Shell Point)
   Ser 99A
   5.50%, 11/15/29                                          2,000      2,054,380
Manatee Cnty Hsg Fin Agy SFMR
   (Mortgage Rev) AMT
   GNMA Ser 99
   6.25%, 11/01/28                                            365        371,267
Marshall Creek CDD
   Ser 02A
   6.625%, 5/01/32                                          1,000      1,063,910
Miami Beach Health Facs Auth Rev
   (Mt Sinai Med Ctr)
   Ser 01A
   6.80%, 11/15/31                                          1,600      1,760,992
Miami-Dade Cnty HFA MFHR
   (Cntry Club Villas Apts) AMT
   Ser 99A
   6.20%, 10/01/39                                          5,145      5,372,718
Miami-Dade Cnty HFA MFHR
   (Marbrisa Apts) AMT
   FSA Ser 00-2A
   6.15%, 8/01/38                                           1,515      1,610,566
Miami-Dade Cnty HFA SFMR
   (Home Ownship Mortgage) AMT
   GNMA/FNMA Ser 00A-1
   6.00%, 10/01/32                                            950        957,800
Miromar Lakes CDD
   Ser 00A
   7.25%, 5/01/12                                           2,880      3,033,158
North Broward Hosp Dist Rev
   (Pre-refunded)
   Ser 01
   6.00%, 1/15/31                                           1,500      1,636,290
North Broward Hosp Dist Rev
   (Un-refunded)
   6.00%, 1/15/31                                             200        215,758

North Miami HFA Rev
   (Catholic Hlth Svcs Oblig Grp)
   Ser 96
   6.00%, 8/15/24                                           1,200      1,226,916
Northern Palm Beach Asses Dist
   (Unit Development 27B)
   Ser 02
   6.40%, 8/01/32                                           1,110      1,170,917
Northern Palm Beach Cnty Impt Dist
   (Mirasol Unit #43)
   6.10%, 8/01/21                                             655        685,739
   6.125%, 8/01/31                                          1,000      1,044,180
Orange Cnty HFA MFHR
   (Loma Vista Proj) AMT
   Ser 99G
   5.50%, 3/01/32                                           2,000      2,022,780
Orange Cnty HFA Rev
   (Mayflower Retirement Proj)
   RADIAN Ser 99
   5.25%, 6/01/29                                           1,060      1,098,987
Orange Cnty Hospital Rev
   (Orlando Regional)
   Ser 02
   5.75%, 12/01/32                                          1,320      1,463,128
Orlando Util Cmnty Wtr & Elec Rev
   Ser 02C
   5.00%, 10/01/27 (c)                                      7,000      7,355,530
Palm Beach Cnty Pub Impt Rev
   (Biomedical Research Pk Proj)
   AMBAC Ser 05A
   5.00%, 6/01/22                                           7,000      7,464,520
Preserve At Wilderness Lake CDD
   Ser 02A
   7.10%, 5/01/33                                           1,470      1,610,135
South Miami Health Facs Hosp Rev
   (Baptist Health)
   5.25%, 11/15/33                                          2,000      2,097,300
St. Johns CDD
   (Julington Creek Plantation)
   Ser 97
   7.125%, 5/01/19                                          7,725      7,965,402
Tallahassee Hosp Rev
   (Tallahassee Memorial)
   Ser 00
   6.375%, 12/01/30                                         2,750      2,921,655
Tampa Higher Ed
   (Tampa University Proj)
   RADIAN Ser 02
   5.625%, 4/01/32                                          3,175      3,424,364
Village Ctr CDD
   MBIA
   5.125%, 10/01/28                                         1,000      1,068,600

Volusia Cnty Ed Fac Auth
   (Embry Riddle Aero Univ)
   Ser 99A
   5.75%, 10/15/29                                          2,000      2,084,840
Waterlefe CDD
   Ser 01
   6.95%, 5/01/31                                             695        741,711
West Palm Beach Cmnty Redev Agy
   (Northwood-Pleasant Cmnty Redev)
   5.00%, 3/01/25 - 3/01/29                                 3,640      3,804,900
                                                                    ------------
                                                                     177,355,991
                                                                    ------------
Arizona - 0.3%
Queen Creek Improvement District No 1
   5.00%, 1/01/26                                             600        613,494
                                                                    ------------
Colorado - 0.6%
Colorado Health Facs Auth
   5.25%, 6/01/23                                             360        383,638
Colorado Health Facs Auth
   (Evangelical Lutheran)
   5.25%, 6/01/19                                             340        365,581
Vista Ridge Met Dist Co
   RADIAN
   5.00%, 12/01/26                                            500        525,915
                                                                    ------------
                                                                       1,275,134
                                                                    ------------
Illinois - 1.2%
Chicago II Increment Allocation
   7.46%, 2/15/26                                             830        891,461
Hampshire II Spl Svc Area 14
   5.80%, 3/01/26                                             775        790,895
Manhattan
   (No 04-1 Brookstone Springs Proj)
   Ser 05
   5.875%, 3/01/28                                            775        802,110
                                                                    ------------
                                                                       2,484,466
                                                                    ------------
Louisiana - 0.6%
Ernest N Morial-New Orleans
   (Exhibit Hall Auth Spl Tax)
   5.25%, 7/15/16 - 7/15/17                                 1,185      1,278,733
                                                                    ------------
Minnesota - 0.7%
St. Paul Hsg & Redev Auth Hosp Rev
   (Healtheast Proj)
   Ser 05
   6.00%, 11/15/25                                            500        551,580
Western Minnesota Municipal Pwr Agy
   FSA
   5.00%, 1/01/17                                             900        984,393
                                                                    ------------
                                                                       1,535,973
                                                                    ------------
New Jersey - 1.3%
Garden State Preservation Trust
   (Open Space & Farmland)
   FSA Ser 05A
   5.80%, 11/01/16                                          2,400      2,770,512
                                                                    ------------
New York - 0.3%
Liberty NY Dev Corp
   6.125%, 2/15/19                                            500        529,765
                                                                    ------------

North Dakota - 0.3%
Ward Cnty ND Health Care Fac
   (Trinity Health)
   5.125%, 7/01/20                                            685        723,196
                                                                    ------------
Ohio - 1.5%
Cleveland Cuyahoga Port Auth
   Ser 01
   7.35%, 12/01/31                                          3,000      3,235,110
                                                                    ------------
Puerto Rico - 1.4%
Puerto Rico Comwlth GO
   (Pub Impt)
   5.25%, 7/01/23                                             600        652,326
   Ser 04A
   5.25%, 7/01/19                                             960      1,035,081
   Ser 01A
   5.50%, 7/01/19                                             500        563,715
University of Puerto Rico
   5.00%, 6/01/19                                             730        780,830
                                                                    ------------
                                                                       3,031,952
                                                                    ------------
South Carolina - 0.5%
Scago Edl Facs Corp For Sch
   RADIAN
   5.00%, 12/01/21                                            945        995,539
                                                                    ------------
Tennessee - 0.4%
Sullivan Cnty Tenn Health Edl
   5.00%, 9/01/22                                             725        754,254
                                                                    ------------
Texas - 0.1%
Bexar County Health Facilities
   Development Corp./TX
   5.00%, 7/01/27 (d)                                         150        154,697
                                                                    ------------
Utah - 0.2%
Spanish Fork City Utah Charter
   5.55%, 11/15/21                                            370        374,096
                                                                    ------------
Washington - 3.8%
Energy Northwest Wash Wind
   AMBAC
   5.00%, 7/01/21                                           2,865      3,070,707
King Cnty Wash Sch Dist No 414
   (Lake Washington)
   MBIA SCH BD GTY
   5.00%, 12/01/24                                          4,500      4,834,485
                                                                    ------------
                                                                       7,905,192
                                                                    ------------
Wisconsin - 0.8%
Wisconsin St Health & Edl Fac
   5.25%, 8/15/20                                           1,600      1,703,024
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $197,308,566)                                               206,721,128
                                                                    ------------

Short-Term Municipal Notes - 0.3%
Florida - 0.3%
Alachua Cnty Fla Health Facs
   3.99%, 12/01/12 (e)                                        300        300,000
Florida Higher Edl Facs Auth
   3.99%, 1/01/19 (e)                                         325        325,000
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $625,000)                                                       625,000
                                                                    ------------
Total Municipal Obligations
   (cost $197,933,566)                                               207,346,128
                                                                    ------------
SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
The Bank of New York
   4.25%, 1/02/07
   (cost $195,000)                                            195        195,000
                                                                    ------------
Total Investments - 98.9%
   (cost $198,128,566)                                               207,541,128
Other assets less liabilities - 1.1%                                   2,335,407
                                                                    ------------
Net Assets - 100.0%                                                 $209,876,535
                                                                    ------------
INTEREST RATE SWAP TRANSACTIONS

                                                      Rate Type
                                           -----------------------------
                  Notional                   Payments        Payments        Unrealized
Swap               Amount    Termination     made by        received by    Appreciation/
Counterparty       (000)         Date      the Portfolio   the Portfolio   (Depreciation)
-----------------------------------------------------------------------------------------
Citigroup, Inc.    $2,200      6/22/07           BMA           2.962%         $(8,475)
Citigroup, Inc.     2,700     11/10/26         3.884%            BMA           11,263
Goldman
   Sachs &
   Co.              1,100      1/05/07           BMA           3.405%            (714)
JPMorgan
   Chase            2,000      4/05/07           BMA           2.988%          (7,189)
JPMorgan
   Chase            1,100     10/01/07           BMA           3.635%             (35)
JPMorgan
   Chase            7,500     11/10/11           BMA           3.482%         (16,488)
Merrill Lynch       1,100      7/12/08           BMA          3.8154%           5,322
Merrill Lynch       5,300     10/21/16           BMA          4.1285%         172,735

FINANCIAL FUTURES CONTRACTS

                                                    Value at    Unrealized
               Number of  Expiration  Original    December 31,  Appreciation/
Type           Contracts     Month      Value         2006      (Depreciation)
------------------------------------------------------------------------------
Purchased Contracts
U.S.
   Treasury
   Note 10 Yr                March
   Future          74        2007     $8,058,184   $7,952,687    $ (105,496)

(a) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b) Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The aggregate market value of these securities amounted to $136,306.

(c) Position, or a portion thereof, has been segregated to collateralize when issued securities.

(d)  When-Issued security.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:
AMBAC    -   American Bond Assurance Corporation
AMT      -   Alternative Minimum Tax (subject to)
BMA      -   Bond Market Association
CDD      -   Community Development District
COP      -   Certificate of Participation
FGIC     -   Financial Guaranty Insurance Company
FSA      -   Financial Security Assurance Inc.
GNMA     -   Government National Mortgage Association
GO       -   General Obligation
HFA      -   Housing Finance Authority
HFC      -   Housing Finance Corporation
MBIA     -   Municipal Bond Investors Assurance
MFHR     -   Multi-Family Housing Revenue
RADIAN   -   Radian Group, Inc.
SFMR     -   Single Family Mortgage Revenue

AllianceBernstein Municipal Income Fund II -
Massachusetts Portfolio
Portfolio of Investments
December 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 98.1%
Long-Term Municipal Bonds - 94.2%
Massachusetts - 70.6%
Massachusetts Bay Trans Auth
   Ser 04A
   5.25%, 7/01/21 (a)                                     $2,000    $  2,199,840
Massachusetts Dev Fin Agy
   (Massachusetts Biomedical)
   Ser 00C
   6.25%, 8/01/20                                          3,000       3,250,800
Massachusetts Dev Fin Agy
   (Worchester Redev)
   RADIAN Ser 99
   5.25%, 6/01/19                                          2,350       2,455,186
Massachusetts Ed Fac
   (Massachusetts College of Pharmacy)
   Ser 99B
   6.75%, 7/01/30                                          3,350       3,674,849
Massachusetts Ed Fac
   (Suffolk Univ)
   Ser 99
   5.85%, 7/01/29                                          1,375       1,456,964
Massachusetts Ed Fin Auth
   (Educational Loan) AMT
   MBIA Ser 00G
   6.00%, 12/01/16                                           935         965,247
Massachusetts GO Prerefunded
   Ser 02C
   5.25%, 11/01/30                                         3,075       3,315,865
Massachusetts Hlth & Ed Fac Auth
   (Covenant Medical Center)
   Ser 02
   6.00%, 7/01/31                                          2,500       2,728,125
Massachusetts Hlth & Ed Fac Auth
   (New England Med Ctr)
   FGIC Ser 02H
   5.00%, 5/15/25                                          2,000       2,087,740
Massachusetts Hlth & Ed Fac Auth
   (Partners Healthcare System)
   Ser 01C
   5.75%, 7/01/32                                          4,000       4,308,400

Massachusetts Hlth & Ed Fac Auth
   (University of Massachusetts Proj)
   MBIA Ser 02C
   5.25%, 10/01/31 (b)                                     6,440       6,910,378
Massachusetts Hlth & Ed Fac Auth
   (Winchester Hosp)
   Ser 00E
   6.75%, 7/01/30                                          4,500       4,926,645
Massachusetts Hlth & Ed Fac Hosp Rev
   (Berkshire Hlth Sys)
   RADIAN Ser 01E
   5.70%, 10/01/25                                         4,000       4,349,240
Massachusetts Hlth & Ed Fac Hosp Rev
   (Cape Cod Healthcare)
   RADIAN Ser 01C
   5.25%, 11/15/31                                         2,600       2,750,670
Massachusetts Hsg Fin Agy
   (Rental Rev)
   AMBAC Ser 95E
   6.00%, 7/01/41                                          4,125       4,381,534
Massachusetts Hsg Fin Agy MFHR
   (Rental Rev) AMT
   MBIA Ser 00H
   6.65%, 7/01/41                                          4,750       5,071,527
Massachusetts Ind Fin Agy MFHR
   (Heights Crossing) AMT
   FHA Ser 95
   6.15%, 2/01/35                                          6,000       6,070,860
Massachusetts Port Auth Spec Fac
   (Bosfuel Corp) AMT
   MBIA Ser 97
   6.00%, 7/01/36                                          6,155       6,332,572
Massachusetts Port Auth Spec Fac
   (US Air Proj) AMT
   MBIA Ser 96A
   5.875%, 9/01/23                                         2,000       2,042,140
Massachusetts State College Bldg
   AMBAC
   5.00%, 5/01/23                                          2,635       2,834,022
Massachusetts State Dev Fin Agy
   (Boston Architectural College)
   ACA
   5.00%, 1/01/27                                          1,750       1,822,642
Massachusetts State Dev Fin Agy
   (Pharmacy & Allied Health)
   ASSURED GTY Ser 05D
   5.00%, 7/01/24                                          3,500       3,677,835
Massachusetts State GO
   FSA Ser 05A
   5.00%, 3/01/17                                          5,000       5,388,150
Massachusetts State Sch Bldg Auth
   (Dedicated Sales Tax Revenue)
   MBIA Ser 05A
   5.00%, 8/15/19                                          7,000       7,558,460

Massachusetts State Spl Oblig Rev
   (Cons Ln)
   FSA Ser 05A
   5.00%, 6/01/23                                          1,500       1,607,265
Massachusetts State Wtr Pollutn
   5.00%, 8/01/20                                          3,000       3,246,540
Massachusetts State Wtr Pollutn
   Abatement
   (Pool Proj Bds)
   Ser 10
   5.00%, 8/01/24                                          5,000       5,323,850
                                                                    ------------
                                                                     100,737,346
                                                                    ------------
Arizona - 1.9%
Goodyear IDA Water & Sewer Rev
   (Litchfield Pk Svc Proj) AMT
   Ser 01
   6.75%, 10/01/31                                         1,160       1,267,880
Stoneridge CFD
   6.75%, 7/15/26                                          1,265       1,401,354
                                                                    ------------
                                                                       2,669,234
                                                                    ------------
California - 0.7%
California State GO
   Ser 03
   5.25%, 11/01/25                                         1,000       1,069,030
                                                                    ------------
Colorado - 0.4%
Murphy Creek Metro Dist No 3
   (Ref & Impt)
   Ser 06
   6.00%, 12/01/26                                           500         533,945
                                                                    ------------
Florida - 1.3%
Crossings at Fleming Island CDD
   (Eagle Harbor)
   Ser 00C
   7.10%, 5/01/30                                          1,750       1,867,670
                                                                    ------------
Georgia - 0.4%
Atlanta Tax Allocation
   (Eastside Proj)
   Ser 05B
   5.60%, 1/01/30                                            500         521,410
                                                                    ------------
Illinois - 0.6%
Bolingbrook Sales Tax Rev
   (Bolingbrook)
   6.25%, 1/01/24 (c)                                        500         490,625
Plano Spl Svc Area No. 3 Spl Tax
   (Lakewood Springs Proj)
   Ser 05A
   5.95%, 3/01/28                                            395         405,195
                                                                    ------------
                                                                         895,820
                                                                    ------------
Nevada - 1.4%
Clark Cnty Impt Dist No. 142
   Ser 03
   6.10%, 8/01/18                                          1,000       1,031,660
Henderson Loc Impt Dist
   5.80%, 3/01/23                                            920         948,805
                                                                    ------------
                                                                       1,980,465
                                                                    ------------

New Jersey - 2.0%
Garden State Preservation Trust
   (Open Space & Farmland)
   FSA Ser 05A
   5.80%, 11/01/17                                         2,500       2,879,875
                                                                    ------------
Puerto Rico - 14.9%
Puerto Rico Comwlth GO
   Ser 06A
   5.25%, 7/01/22                                            500         544,425
Puerto Rico Comwlth GO
   (Pub Impt)
   Ser 01A
   5.50%, 7/01/19                                            500         563,715
Puerto Rico Comwlth Govt Dev Bank
   (Sr Notes)
   Ser 06B
   5.00%, 12/01/15                                           500         536,755
Puerto Rico Comwlth Hwy & Trans Auth
   Rev
   FGIC Ser 03
   5.25%, 7/01/14                                          4,225       4,604,954
   FGIC Ser 03G
   5.25%, 7/01/14                                          4,410       4,806,591
Puerto Rico Elec Pwr Auth Rev
   XLCA Ser 02-1
   5.25%, 7/01/22                                          6,400       6,904,832
Puerto Rico HFA
   (Cap Fd Prog)
   5.00%, 12/01/20                                         1,740       1,837,614
Puerto Rico Municipal Finance Agency
   Ser 05A
   5.25%, 8/01/23                                            275         296,013
University of Puerto Rico
   Ser 06Q
   5.00%, 6/01/19                                          1,025       1,096,371
                                                                    ------------
                                                                      21,191,270
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $127,798,137)                                               134,346,065
                                                                    ------------
Short-Term Municipal Notes - 3.9%
Massachusetts - 3.5%
Massachusetts State Dev Fin Agy Rev
   (Smith College)
   Ser 02
   3.85%, 7/01/29 (d)                                      3,500       3,500,000
Massachusetts State GO
   Ser 06A
   3.96%, 3/01/26 (d)                                        500         500,000

Massachusetts State GO
   (Central Artery)
   Ser 00A
   3.95%, 12/01/30 (d)                                       500         500,000
   Ser 00B
   3.95%, 12/01/30 (d)                                       500         500,000
                                                                    ------------
                                                                       5,000,000
                                                                    ------------
New York - 0.4%
New York City Muni Wtr Fin Auth Wtr &
   Swr Sys Rev
   Ser 05 AA-1
   3.90%, 6/15/32 (d)                                        500         500,000
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $5,500,000)                                                   5,500,000
                                                                    ------------
Total Municipal Obligations
   (cost $133,298,137)                                               139,846,065
                                                                    ------------
SHORT-TERM INVESTMENTS - 0.2%
Time Deposit - 0.2%
The Bank of New York
   4.25%, 1/02/07
   (cost $304,000)                                           304         304,000
                                                                    ------------
Total Investments - 98.3%
   (cost $133,602,137)                                               140,150,065
Other assets less liabilities - 1.7%                                   2,420,887
                                                                    ------------
Net Assets - 100.0%                                                 $142,570,952
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS

                                                     Rate Type
                                           -----------------------------
                  Notional                    Payments        Payments       Unrealized
Swap               Amount    Termination       made by      received by     Appreciation/
Counterparty        (000)        Date      the Portfolio   the Portfolio   (Depreciation)
-----------------------------------------------------------------------------------------
Citigroup, Inc.    $1,400       6/22/07          BMA           2.962%         $ (5,393)
Citigroup, Inc.     1,800      11/10/26         3.884%          BMA              7,508
Goldman
   Sachs &
   Co.                700       1/05/07          BMA           3.405%             (454)
JPMorgan
   Chase            1,200       4/05/07          BMA           2.988%           (4,313)
JPMorgan
   Chase              700      10/01/07          BMA           3.635%              (23)
JPMorgan
   Chase            5,000      11/10/11          BMA           3.482%          (10,992)
Merrill Lynch         700       7/12/08          BMA          3.8154%            3,387
Merrill Lynch       5,100      10/01/16          BMA          4.1475%          177,440

FINANCIAL FUTURES CONTRACTS

                                                              Value at       Unrealized
                      Number of   Expiration    Original    December 31,    Appreciation/
Type                  Contracts      Month        Value         2006       (Depreciation)
-----------------------------------------------------------------------------------------
Purchased Contracts
U.S.
   Treasury
   Note 10 Yr
   Future                30       March 2007   $3,266,831    $3,224,062       $(42,769)

(a) Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The aggregate market value of these securities amounted to $65,995.

(b) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(c) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:
ACA           -   American Capital Access Financial Guaranty Corporation
AMBAC         -   American Bond Assurance Corporation
AMT           -   Alternative Minimum Tax (subject to)
ASSURED GTY   -   Assured Guaranty
BMA           -   Bond Market Association
CDD           -   Community Development District
CFD           -   Community Facilities District
FGIC          -   Financial Guaranty Insurance Company
FHA           -   Federal Housing Administration
FSA           -   Financial Security Assurance Inc.
GO            -   General Obligation
HFA           -   Housing Finance Authority
HUD LN        -   Department of Housing and Urban Development
IDA           -   Industrial Development Authority/Agency
MBIA          -   Municipal Bond Investors Assurance
MFHR          -   Multi-Family Housing Revenue
RADIAN        -   Radian Group, Inc.
XLCA          -   XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II -
Michigan Portfolio
Portfolio of Investments
December 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 99.0%
Long-Term Municipal Bonds - 99.0%
Michigan - 75.5%
Allen Park Pub Sch Dist GO
   5.00%, 5/01/13 - 5/01/22                               $12,860   $ 13,758,333
Cedar Springs Pub Sch Dist
   5.00%, 5/01/28                                           1,835      1,923,997
Charles Stewart Mott Cmnty College
   (Cmnty College Facs)
   MBIA
   5.00%, 5/01/21                                           1,675      1,790,073
Detroit GO
   AMBAC Ser 04A-1
   5.25%, 4/01/22                                           6,930      7,411,081
Detroit School Board
   (School Board Loan Fund)
   FSA Ser 01A
   5.125%, 5/01/31                                          2,900      3,095,025
Detroit Tax Increment
   (Diamler/Chrysler Assembly Plant)
   Ser 98A
   5.50%, 5/01/21                                           1,625      1,587,706
Detroit Wtr Supply Sys
   FGIC Ser 01B
   5.50%, 7/01/33                                           3,550      3,848,449
Genesee County GO
   (Water Supply Sys)
   AMBAC Ser 04
   5.00%, 11/01/26                                          3,000      3,189,330
Kalamazoo Hosp Fin Auth Rev
   (Borgess Med Ctr)
   FGIC Ser 94A ETM
   6.608%, 6/01/11 (a)                                      2,360      2,396,108
Kent Hosp Fin Auth Rev
   (Metropolitan Hospital Proj)
   Ser 05A
   5.75%, 7/01/25                                             210        227,585
Lansing Water & Elec System
   FSA Ser 03A
   5.00%, 7/01/25                                           2,200      2,318,250

Michigan
   (Trunk Line Fund)
   FSA Ser 01A
   5.25%, 11/01/30                                          4,000      4,269,640
Michigan HDA MFHR
   (Arbor Pointe)
   GNMA Ser 99
   5.40%, 6/20/40                                           1,810      1,859,685
Michigan HDA MFHR
   (Danbury Manor)  AMT
   FNMA Ser 02A
   5.30%, 6/01/35 (a)                                       2,490      2,592,638
Michigan HDA MFHR
   (Oakbrook Villa Proj) AMT
   GNMA Ser 00A
   6.50%, 1/20/42                                           2,970      3,168,842
Michigan HDA MFHR
   (Rental Rev) AMT
   GNMA Ser 02A
   5.50%, 10/20/43                                          1,950      2,036,677
   AMBAC Ser 97A
   6.10%, 10/01/33 (b)                                      5,400      5,524,038
Michigan Higher Ed Fac
   (Hope College)
   Ser 02A
   5.90%, 4/01/32                                           3,465      3,719,088
Michigan Higher Ed Student Loan Auth AMT
   AMBAC Ser 17G
   5.20%, 9/01/20                                           3,500      3,676,225
Michigan Hosp Fin Auth
   (Crittenton Hosp)
   Ser 02A
   5.625%, 3/01/27                                          1,250      1,340,050
Michigan Hosp Fin Auth
   (Trinity Health)
   Ser 00A
   6.00%, 12/01/27                                          1,485      1,619,333
Michigan Hosp Fin Auth Rev
   (Chelsea Cmnty Hosp Oblig)
   5.00%, 5/15/25                                             415        425,234
Michigan Mun Bd Auth Rev
   (Sch Dist City of Detroit)
   FSA Ser 05
   5.00%, 6/01/20                                           2,000      2,132,720
Michigan State Hosp Fin Auth
   (Marquette Gen Hosp Oblig Grp)
   Ser 05A
   5.00%, 5/15/26                                             785        804,358
Michigan Strategic Fund
   (Detroit Edison) AMT
   XLCA Ser 02C
   5.45%, 12/15/32                                          3,000      3,210,120

Michigan Strategic Fund Hlth Fac
   (Autumn Wood)
   GNMA Ser 02 A
   5.20%, 12/20/22                                          3,000      3,192,390
Michigan Strategic Fund Hlth Fac
   (Holland Home)
   Ser 98
   5.75%, 11/15/18 - 11/15/28                               2,000      2,091,760
North Muskegon Sch Dist
   Q-SBLF Ser 03
   5.25%, 5/01/28                                           1,500      1,629,975
Olivet School Board Fund
   Q-SBLF Ser 02
   5.125%, 5/01/28                                          1,065      1,145,546
Ovid Elsie Schools Board Fund
   Ser 02
   5.00%, 5/01/25                                           2,650      2,833,194
Plymouth Ed Ctr Chrtr Sch Pub Sch
   Academy Rev
   Ser 05
   5.125%, 11/01/18                                         1,050      1,073,971
Pontiac Tax Increment Fin Auth
   (Dev Area #3)
   Ser 02
   6.25%, 6/01/22                                           1,280      1,370,330
Royal Oak Hosp Fin Auth Rev
   (William Beaumont Hosp)
   MBIA Ser 01M
   5.25%, 11/15/35                                          3,200      3,339,104
Saginaw Hosp Fin Auth
   (Convenant Med Ctr)
   Ser 00F
   6.50%, 7/01/30                                           1,770      1,940,416
Southfield Michigan Libr Bldg Auth
   MBIA
   5.00%, 5/01/25                                           3,340      3,537,928
                                                                    ------------
                                                                     100,079,199
                                                                    ------------
California - 1.7%
California Hlth Fac Fin
   (Sutter Heath)
   Ser 00A
   6.25%, 8/15/35                                           1,100      1,206,007
California State GO
   Ser 03
   5.25%, 11/01/25                                          1,000      1,069,030
                                                                    ------------
                                                                       2,275,037
                                                                    ------------
Florida - 4.4%
Collier Conty CDD
   (Fiddlers Creek)
   Ser 96
   7.50%, 5/01/18                                           1,170      1,194,044
Crossings at Fleming Island CDD
   (Eagle Harbor)
   Ser 00C
   7.10%, 5/01/30                                           1,835      1,958,385

Double Branch CDD
   (Oakleaf Village)
   Ser 02A
   6.70%, 5/01/34                                             975      1,071,886
Gateway CDD
   (Sun City Center)
   Ser 03B
   5.50%, 5/01/10                                             420        423,780
Northern Palm Beach Assessment Dist
   (Unit Development 27B)
   Ser 02
   6.40%, 8/01/32                                             780        822,806
Waterlefe CDD
   Ser 01B
   6.25%, 5/01/10                                             385        390,248
                                                                    ------------
                                                                       5,861,149
                                                                    ------------
Illinois - 1.1%
Antioch Village Spcl Svc Area
   (Clublands Proj)
   Ser 03
   6.625%, 3/01/33                                            500        529,880
Antioch Village Spcl Svc Area
   (Deercrest Proj)
   6.625%, 3/01/33                                            500        529,880
Plano Spl Svc Area No. 3 Spl Tax
   (Lakewood Springs Proj)
   Ser 05A
   5.95%, 3/01/28                                             395        405,195
                                                                    ------------
                                                                       1,464,955
                                                                    ------------
Puerto Rico - 16.3%
Puerto Rico Comwlth GO
   Ser 06A
   5.25%, 7/01/22                                             500        544,425
Puerto Rico Comwlth GO
   (Pub Impt)
   Ser 01A
   5.50%, 7/01/19                                             500        563,715
Puerto Rico Elec Pwr Auth Rev
   XLCA Ser 02-1
   5.25%, 7/01/22                                           5,000      5,394,400
Puerto Rico HFA
   (Cap Fd Prog)
   5.00%, 12/01/17                                          3,160      3,364,483
Puerto Rico Hsg Fin Corp SFMR
   (Mortgage Rev) AMT
   GNMA Ser 01B
   5.50%, 12/01/23                                          2,010      2,064,411
Puerto Rico Hsg Fin Corp SFMR
   (Mtg Rev) AMT
   GNMA Ser 01C
   5.30%, 12/01/28                                          1,770      1,808,940

Puerto Rico IFA Health Fac
   (Ascension Health)
   Ser 00A
   6.125%, 11/15/30                                         3,000      3,281,040
Puerto Rico Municipal Finance Agency
   Ser 05A
   5.25%, 8/01/23                                             275        296,013
Puerto Rico Pub Fin Corp
   MBIA Ser 01A
   5.00%, 8/01/31                                           2,875      3,045,804
University of Puerto Rico
   Ser 06Q
   5.00%, 6/01/19                                           1,145      1,224,726
                                                                    ------------
                                                                      21,587,957
                                                                    ------------
Total Investments - 99.0%
   (cost $125,367,241)                                               131,268,297
Other assets less liabilities - 1.0%                                   1,322,758
                                                                    ------------
Net Assets - 100.0%                                                 $132,591,055
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS

                                                   Rate Type
                                           ---------------------------
                  Notional                    Payments       Payments       Unrealized
Swap               Amount    Termination      made by       received by    Appreciation/
Counterparty        (000)        Date      the Portfolio   the Portfolio   (Depreciation)
-----------------------------------------------------------------------------------------
Citigroup, Inc.    $1,400       6/22/07          BMA           2.962%         $ (7,444)
Citigroup, Inc.     1,700      11/10/26        3.884%            BMA             7,091
Goldman
   Sachs &
   Co.                700       1/05/07          BMA           3.405%             (454)
JPMorgan
   Chase            1,300       4/05/07          BMA           2.988%           (4,673)
JPMorgan
   Chase              700      10/01/07          BMA           3.635%              (23)
JPMorgan
   Chase            4,700      11/10/11          BMA           3.482%          (10,332)
Merrill Lynch         700       7/12/08          BMA          3.8154%            3,387
Merrill Lynch       6,200      10/01/16          BMA          4.1475%          215,712

(a) Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(b) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

Glossary:
AMBAC    -   American Bond Assurance Corporation
AMT      -   Alternative Minimum Tax (subject to)
BMA      -   Bond Market Association
CDD      -   Community Development District
FGIC     -   Financial Guaranty Insurance Company
FNMA     -   Federal National Mortgage Association
FSA      -   Financial Security Assurance Inc.
GNMA     -   Government National Mortgage Association
GO       -   General Obligation
HDA      -   Housing Development Authority
HFA      -   Housing Finance Authority
IFA      -   Industrial Finance Authority
MBIA     -   Municipal Bond Investors Assurance
MFHR     -   Multi-Family Housing Revenue
Q-SBLF   -   Qualified School Bond Loan Fund
SFMR     -   Single Family Mortgage Revenue
XLCA     -   XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II -
Minnesota Portfolio
Portfolio of Investments
December 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 98.1%
Long-Term Municipal Bonds - 98.1%
Minnesota - 98.1%
Bemidji Hlth Fac
   (North Country Hlth Svcs)
   RADIAN Ser 02
   5.00%, 9/01/31                                          $1,500    $ 1,549,875
Brooklyn Park MFHR
   (Brooks Landing) AMT
   FNMA Ser 99A
   5.50%, 7/01/19                                           1,355      1,408,983
Cass Lake Sch Dist
   FGIC
   5.00%, 2/01/26                                           1,760      1,853,069
Chaska Elec Rev
   (Generating Facs)
   Ser 05A
   5.25%, 10/01/25                                          1,000      1,081,420
Farmington Indpt Sch Dist 192
   FSA Ser 05B
   5.00%, 2/01/24                                           3,875      4,131,757
Golden Valley Hlth Fac
   (Covenant Retirement Cmnty)
   Ser 99A
   5.50%, 12/01/29                                          1,000      1,034,580
Little Canada MFHR
   (Cedars Lakeside Apts)
   GNMA Ser 97A
   5.95%, 2/01/32                                           2,650      2,705,359
Minneapolis & St. Paul Arpt Rev
   MBIA Ser 03A
   5.00%, 1/01/28                                           1,500      1,567,830
Minneapolis & St. Paul Arpt Rev AMT
   FGIC Ser 00B
   6.00%, 1/01/21                                           3,455      3,675,671
Minneapolis Common Bond Fund
   Ser 01G-3
   5.45%, 12/01/31                                          1,500      1,618,185
Minneapolis Common Bond Fund AMT
   Ser 97-2
   6.20%, 6/01/17                                           1,325      1,337,892

Minneapolis Health Care Sys Rev
   (Fairview Hlth Svcs)
   AMBAC Ser 05D
   5.00%, 11/15/30                                          1,000      1,061,690
Minneapolis Hosp Rev
   (Allina Hlth Sys)
   Ser 02A
   5.75%, 11/15/32                                          1,500      1,618,035
Minneapolis MFHR
   (Bottineau Commons Proj) AMT
   GNMA Ser 02
   5.45%, 4/20/43                                           2,000      2,064,700
Minneapolis MFHR
   (Sumner Field) AMT
   5.60%, 11/20/43                                          2,505      2,596,057
Minneapolis Pkg Assmt GO
   MBIA Ser 02
   5.25%, 12/01/26                                          2,000      2,177,500
Minnesota Agric & Eco Dev
   (Small Business Loan Proj) AMT
   Ser 00C
   7.25%, 8/01/20                                           1,000      1,053,060
   Ser 00D
   7.25%, 8/01/20                                           1,000      1,053,060
Minnesota Agric & Eco Dev Brd Rev
   (Prerefunded-Health Care Sys)
   Ser 00A
   6.375%, 11/15/29                                         1,700      1,878,925
Minnesota Agric & Eco Dev Hlth Fac
   (Benedictine Hlth Sys)
   MBIA Ser 99
   5.125%, 2/15/29 (a)                                      4,000      4,158,560
Minnesota Agric & Eco Dev Hlth Fac
   (Evangelical Lutheran Proj)
   6.00%, 2/01/22 - 2/01/27                                 2,880      3,130,128
Minnesota Higher Ed Fac Auth
   (College Art & Design)
   Ser 00-5D
   6.75%, 5/01/26                                           1,000      1,093,880
Minnesota Higher Ed Fac Auth
   (Hamline Univ)
   Ser 99-5B
   6.00%, 10/01/29                                          1,250      1,310,900
Minnesota Higher Ed Fac Auth
   (St Catherine College)
   5.375%, 10/01/32                                         1,000      1,055,150
Minnesota Higher Ed Fac Auth
   (Univ St Thomas)
   Ser 04-5
   5.00%, 10/01/24                                          1,000      1,055,050
   5.25%, 10/01/34                                          1,000      1,068,720

Minnesota Hsg Fin Agy SFMR AMT
   Ser 98H
   6.05%, 7/01/31                                           1,880      1,910,719
   Ser 96G
   6.25%, 7/01/26                                           1,015      1,028,063
   Ser 96F
   6.30%, 1/01/28                                             655        663,489
Minnesota Municipal Pwr Agy Elec Rev
   5.25%, 10/01/21                                          3,000      3,262,620
   Ser 04A
   5.25%, 10/01/24                                            500        537,435
Minnetonka MFHR
   (Archer Heights Apts Proj) AMT
   GNMA Ser 99A
   5.30%, 1/20/27                                           1,620      1,674,464
North St Paul Maplewood Indpt Sch Dist
   No. 622
   FSA
   5.00%, 8/01/20                                           3,425      3,718,454
Prior Lake Indpt Sch Dist No. 719
   (School Bldg)
   FSA Ser 05B
   5.00%, 2/01/23                                           3,350      3,576,762
Seaway Port Auth Duluth Indl Dev Dock &
   Wharf
   (Cargill, Inc. Proj)
   Ser 04
   4.20%, 5/01/13                                           1,150      1,155,658
Shakopee Health Care Facs
   (St Francis Regl Med Center)
   5.10%, 9/01/25                                             600        627,420
Shoreview MFHR
   (Lexington Shores Proj) AMT
   GNMA Ser 01A
   5.55%, 8/20/42                                           1,445      1,489,679
St. Cloud Hosp Rev
   (Saint Cloud Hosp)
   FSA Ser 00A
   5.875%, 5/01/30                                          3,750      4,017,675
St. Paul Hsg & Redev Auth Hosp Rev
   (Healtheast Proj)
   Ser 05
   6.00%, 11/15/25                                            500        551,580
St. Paul MFHR
   (Burlington Apt-8)
   GNMA
   5.35%, 5/01/31                                           1,550      1,564,477
St. Paul Pkg Auth Rev
   (Block 19 Ramp)
   FSA Ser 02A
   5.35%, 8/01/29                                           3,075      3,276,966
St. Paul Port Auth Lease Rev
   Ser 02
   5.25%, 12/01/27                                          1,725      1,830,881

St. Paul Port Auth Lease Rev
   (Cedar St. Office Building)
   Ser 03
   5.00%, 12/01/23                                          1,000      1,054,860
St. Paul Recreational Facs Gross Rev
   (Highland National Proj)
   5.00%, 10/01/20 - 10/01/25                               2,750      2,943,397
Waconia Hlth Care Fac Rev
   (Ridgeview Med Ctr)
   RADIAN Ser 99A
   6.125%, 1/01/29                                          3,415      3,616,724
Western Minnesota Municipal Pwr Agy
   FSA
   5.00%, 1/01/17                                             700        765,639
Western Pwr Agy
   5.00%, 1/01/26 - 1/01/30                                 3,100      3,249,588
White Bear Lake MFHR
   (Renova Partners Proj) AMT
   FNMA Ser 01
   5.60%, 10/01/30                                          1,000      1,036,500
Willmar Hosp Rev
   (Rice Mem Hosp Proj)
   FSA Ser 02
   5.00%, 2/01/32                                           2,000      2,096,960
                                                                     -----------
Total Investments - 98.1%
   (cost $89,654,224)                                                 93,990,046
Other assets less liabilities - 1.9%                                   1,772,302
                                                                     -----------
Net Assets - 100.0%                                                  $95,762,348
                                                                     -----------

INTEREST RATE SWAP TRANSACTIONS

                                                     Rate Type
                                           -----------------------------
                  Notional                    Payments       Payments        Unrealized
Swap               Amount    Termination      made by       received by    Appreciation/
Counterparty       (000)         Date      the Portfolio   the Portfolio   (Depreciation)
-----------------------------------------------------------------------------------------
Citigroup, Inc.    $1,000       6/22/07         BMA           2.962%           $(5,317)
Citigroup, Inc.     1,200      11/10/26       3.884%            BMA              5,006
Goldman
   Sachs &
   Co.                500       1/05/07         BMA           3.405%              (324)
JPMorgan
   Chase              900       4/05/07         BMA           2.988%            (3,235)
JPMorgan
   Chase              500      10/01/07         BMA           3.635%               (16)
JPMorgan
   Chase            3,300      11/10/11         BMA           3.482%            (7,255)
Merrill Lynch         500       7/12/08         BMA          3.8154%             2,419
Merrill Lynch       3,500       8/01/16         BMA           4.071%            99,066

(a) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

Glossary:
AMBAC    -   American Bond Assurance Corporation
AMT      -   Alternative Minimum Tax (subject to)
BMA      -   Bond Market Association
FGIC     -   Financial Guaranty Insurance Company
FNMA     -   Federal National Mortgage Association
FSA      -   Financial Security Assurance Inc.
GNMA     -   Government National Mortgage Association
GO       -   General Obligation
MBIA     -   Municipal Bond Investors Assurance
MFHR     -   Multi-Family Housing Revenue
RADIAN   -   Radian Group, Inc.
SFMR     -   Single Family Mortgage Revenue

AllianceBernstein Municipal Income Fund II -
New Jersey Portfolio
Portfolio of Investments
December 31, 2006 (unaudited)
                                                       Principal
                                                         Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 103.0%
Long-Term Municipal Bonds - 103.0%
New Jersey - 80.0%
Bergen Cnty NJ Impt Auth Sch
   (Wyckoff Twp Brd Ed Proj)
   Ser 05
   5.00%, 4/01/25                                       $ 1,555    $  1,655,297
Hoboken Parking Auth
   AMBAC Ser 01A
   5.30%, 5/01/27                                         3,700       4,008,395
Lafayette Yard Com Dev Corp
   (Conv Ctr Hotel Proj)
   MBIA Ser 00
   5.80%, 4/01/35                                         2,100       2,257,395
Middlesex Cnty MFHR AMT
   FNMA Ser 01
   5.25%, 7/01/21                                           750         794,513
Morris Union Jointure Commn COP
   RADIAN Ser 04
   5.00%, 5/01/24                                         2,200       2,309,824
New Jersey Eco Dev Auth
   (American Water Co) AMT
   FGIC
   6.875%, 11/01/34                                       5,000       5,007,000
New Jersey Eco Dev Auth
   (Anheuser-Busch) AMT
   Ser 95
   5.85%, 12/01/30                                        2,500       2,537,175
New Jersey Eco Dev Auth
   (Hackensack Wtr Co.) AMT
   MBIA Ser 94B
   5.90%, 3/01/24                                         4,000       4,014,040
New Jersey Eco Dev Auth
   (Kapkowski Rd)
   Ser 98B
   6.50%, 4/01/28                                         4,500       5,485,095
New Jersey Eco Dev Auth
   (Liberty State Park Proj)
   Ser A
   5.00%, 3/01/24                                         1,500       1,590,570

New Jersey Eco Dev Auth
   (Masonic Charity Foundation Proj)
   Ser 02
   5.25%, 6/01/24                                           540         578,610
   Ser 01
   5.50%, 6/01/31                                         1,000       1,074,720
New Jersey Eco Dev Auth
   (NUI Corp) AMT
   ACA Ser 98A
   5.25%, 11/01/33                                        3,700       3,808,225
New Jersey Eco Dev Auth
   (Pub Svc Elec & Gas) AMT
   MBIA Ser 94A
   6.40%, 5/01/32                                         5,000       5,004,650
New Jersey Eco Dev Auth Rev
   (Sch Facs Constr)
   Ser 05
   5.25%, 3/01/25                                         3,300       3,565,452
New Jersey Eco Dev Auth Sch Fac
   AMBAC Ser 01A
   5.00%, 6/15/21                                         9,000       9,504,450
   Ser 04-I
   5.25%, 9/01/24                                         2,510       2,765,518
New Jersey Ed Facs Auth Rev
   (Higher Ed Cap Impt)
   AMBAC Ser 02A
   5.125%, 9/01/22                                        2,500       2,688,175
New Jersey Health Care Fac
   (Atlantic City Med Ctr)
   Ser 02
   5.75%, 7/01/25                                         1,875       1,996,350
New Jersey Health Care Fac
   (Bayshore Cmnty Hosp)
   RADIAN Ser 02
   5.125%, 7/01/32                                        9,250       9,661,348
New Jersey Health Care Fac
   (Capital Health System)
   ACA Ser 03
   5.00%, 7/01/26                                         1,250       1,292,663
New Jersey Health Care Fac
   (Good Shepard)
   RADIAN Ser 01A
   5.20%, 7/01/31                                         1,350       1,413,734
New Jersey Health Care Fac
   (Kennedy Health System)
   Ser 01
   5.625%, 7/01/31                                        2,700       2,865,078
New Jersey Health Care Fac
   (Newton Memorial Hosp)
   FSA Ser 01
   5.00%, 7/01/26                                         1,500       1,567,260

New Jersey Health Care Fac
   (Palisades Med Ctr)
   ACA Ser 99
   5.25%, 7/01/28                                         1,000       1,025,280
New Jersey Health Care Fac
   (Southern Ocean Cnty Hosp)
   RADIAN Ser 01
   5.125%, 7/01/31                                        4,500       4,694,940
New Jersey Health Care Fac
   (Wood Johnson)
   Ser 00
   5.75%, 7/01/31                                         3,350       3,571,871
New Jersey Health Care Facs Fin Auth
   Rev
   (St Clare's Hospital Inc.)
   RADIAN Ser 04A
   5.25%, 7/01/23                                         2,085       2,217,564
New Jersey Higher Ed
   (Student Loan) AMT
   MBIA Ser 00A
   6.15%, 6/01/19                                           845         868,516
New Jersey Hsg & Mtg Fin Agy MFHR
   (Rental Hsg) AMT
   FSA Ser 00A1
   6.35%, 11/01/31                                        2,000       2,097,460
New Jersey State Ed Facs Auth Rev
   (Princeton Univ)
   Ser 05A
   5.00%, 7/01/23                                         3,480       3,736,232
New Jersey State Ed Facs Auth Rev
   (Ramapo College of New Jersey)
   AMBAC Ser 01D
   5.00%, 7/01/31                                         1,000       1,056,310
   FGIC Ser 04E
   5.00%, 7/01/28                                         1,000       1,083,700
New Jersey State Trans Auth
   (Transportation System)
   Ser 03C
   5.50%, 6/15/24                                         3,750       4,140,750
New Jersey Transn Trust Fund
   FGIC Ser 06A
   5.00%, 6/15/18                                         3,400       3,681,928
Newark Hsg Auth
   (Newark Marine Terminal)
   MBIA
   5.25%, 1/01/21 - 1/01/22 (a)                           3,580       3,890,008
North Hudson Swr Auth
   MBIA Ser 01A
   Zero Coupon, 8/01/24                                  12,340       5,772,405
Salem Cnty PCR
   (PSE&G Power) AMT
   Ser 01A
   5.75%, 4/01/31                                         1,500       1,608,615

South Jersey Port Corp
   (Marine Terminal) AMT
   5.20%, 1/01/23                                         1,000       1,049,240
South Jersey Transportation Auth
   (Raytheon Aircraft Service) AMT
   Ser 97A
   6.15%, 1/01/22                                           335         341,700
Union Cnty Impt Auth
   MBIA Ser 03A
   5.25%, 8/15/23                                         2,885       3,123,993
Vineland Sewer Rev
   (Landis Sewerage)
   FGIC Ser 93C
   7.32%, 9/19/19 (b)(c)                                  3,250       3,910,335
                                                                   ------------
                                                                    125,316,384
                                                                   ------------
California - 0.7%
California State GO
   Ser 03
   5.25%, 11/01/25                                        1,000       1,069,030
                                                                   ------------
Florida - 3.5%
Crossings at Fleming Island CDD
   (Eagle Harbor)
   Ser 00C
   7.10%, 5/01/30                                         2,500       2,668,100
Double Branch CDD
   (Oakleaf Village)
   Ser 02A
   6.70%, 5/01/34                                           990       1,088,377
Hammock Bay CDD
   (Special Assessment)
   Ser 04A
   6.15%, 5/01/24                                           300         322,560
Northern Palm Beach Assessment Dist
   (Unit Development 27B)
   Ser 02
   6.40%, 8/01/32                                         1,265       1,334,423
                                                                   ------------
                                                                      5,413,460
                                                                   ------------
Guam - 0.4%
Guam Govt
   (Water & Waste Sys Rev)
   Ser 05
   6.00%, 7/01/25                                           500         547,680
                                                                   ------------
Illinois - 1.0%
Antioch Village Spcl Svc Area
   (Clublands Proj)
   Ser 03
   6.625%, 3/01/33                                        1,000       1,059,760
Plano Spl Svc Area No. 3 Spl Tax
   (Lakewood Springs Proj)
   Ser 05A
   5.95%, 3/01/28                                           550         564,196
                                                                   ------------
                                                                      1,623,956
                                                                   ------------

Nevada - 0.6%
Henderson Loc Impt Dist
   Ser 03
   5.80%, 3/01/23                                           885         912,709
                                                                   ------------
New York - 10.0%
Port Auth NY & NJ
   (121st)
   MBIA Ser 00
   5.375%, 10/15/35                                       5,000       5,111,350
Port Auth NY & NJ
   (126th)
   FGIC Ser 02
   5.25%, 5/15/37                                         2,500       2,650,950
Port Auth NY & NJ
   (JFK Int'l Airport Proj) AMT
   MBIA Ser 97-6
   5.75%, 12/01/22                                        7,675       7,951,914
                                                                   ------------
                                                                     15,714,214
                                                                   ------------
Ohio - 0.3%
Port Auth of Columbiana Cnty SWR
   (Apex Environmental LLC) AMT
   Ser 04A
   7.125%, 8/01/25                                          500         509,130
                                                                   ------------
Pennsylvania - 1.1%
Delaware Riv Jt Toll Bridge Rev
   (PA/NJ Bridge)
   Ser 03
   5.00%, 7/01/28                                         1,625       1,698,190
                                                                   ------------
Puerto Rico - 4.6%
Puerto Rico Comwlth GO
   Ser 06A
   5.25%, 7/01/22                                           500         544,425
Puerto Rico Comwlth GO
   (Pub Impt)
   Ser 04A
   5.25%, 7/01/19                                           710         765,529
   Ser 01A
   5.50%, 7/01/19                                           500         563,715
Puerto Rico HFA
   (Cap Fd Prog)
   5.00%, 12/01/17                                        3,665       3,902,162
University of Puerto Rico
   Ser 06Q
   5.00%, 6/01/20                                         1,260       1,344,697
                                                                   ------------
                                                                      7,120,528
                                                                   ------------

Virginia - 0.8%
Broad Street CDD
   (Parking Fac)
   Ser 03
   7.50%, 6/01/33                                         1,200       1,320,084
                                                                   ------------
Total Investments - 103.0%
   (cost $151,553,567)                                              161,245,365
Other assets less liabilities - (3.0)%                               (4,632,479)
                                                                   ------------
Net Assets - 100.0%                                                $156,612,886
                                                                   ------------

INTEREST RATE SWAP TRANSACTIONS

                                                       Rate Type
                                           -----------------------------
                  Notional                    Payments        Payments       Unrealized
Swap               Amount    Termination       made by      received by     Appreciation/
Counterparty        (000)        Date      the Portfolio   the Portfolio   (Depreciation)
---------------   --------   -----------   -------------   -------------   --------------
Citigroup, Inc.    $1,800       6/22/07         BMA             2.962%        $ (9,571)
Citigroup, Inc.     2,000      11/10/26        3.884%            BMA             8,343
Goldman
   Sachs &
   Co.                900       1/05/07         BMA             3.405%            (584)
JPMorgan
   Chase            1,700       4/05/07         BMA             2.988%          (6,111)
JPMorgan
   Chase              800      10/01/07         BMA             3.635%             (26)
JPMorgan
   Chase            5,600      11/10/11         BMA             3.482%         (12,311)
Merrill Lynch         800       7/12/08         BMA            3.8154%           3,871
Merrill Lynch       3,000      10/21/16         BMA            4.1285%          97,774

(a) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)  Variable rate coupon, rate shown as of December 31, 2006.

(c) Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

Glossary:
ACA       -   American Capital Access Financial Guaranty Corporation
AMBAC     -   American Bond Assurance Corporation
AMT       -   Alternative Minimum Tax (subject to)
BMA       -   Bond Market Association
CDD       -   Community Development District
COP       -   Certificate of Participation
FGIC      -   Financial Guaranty Insurance Company
FNMA      -   Federal National Mortgage Association
FSA       -   Financial Security Assurance Inc.
GO        -   General Obligation
HFA       -   Housing Finance Authority
MBIA      -   Municipal Bond Investors Assurance
MFHR      -   Multi-Family Housing Revenue
PCR       -   Pollution Control Revenue
RADIAN    -   Radian Group, Inc.
SWR       -   Solid Waste Revenue

AllianceBernstein Municipal Income Fund II -
Ohio Portfolio
Portfolio of Investments
December 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 99.2%
Long-Term Municipal Bonds - 95.5%
Ohio - 80.8%
Akron GO
   MBIA Ser 02
   5.00%, 12/01/23                                       $ 1,000    $  1,050,510
Brookville Sch Dist GO
   FSA Ser 03
   5.00%, 12/01/26                                         2,000       2,160,960
Canton City Sch Dist
   5.00%, 12/01/22 - 12/01/23                              2,150       2,293,183
Central Ohio Solid Waste Auth
   AMBAC Ser 04B
   5.00%, 12/01/21                                         2,035       2,173,156
Cincinnati Tech & Comnty College
   AMBAC Ser 02
   5.00%, 10/01/28                                         5,000       5,271,450
Cleveland Cuyahoga Port Auth
   Ser 01
   7.35%, 12/01/31                                         2,000       2,156,740
Cleveland Cuyahoga Port Auth
   (Rita Proj)
   RADIAN Ser 04
   5.00%, 11/15/19                                         1,850       1,948,161
Cleveland GO
   AMBAC Ser 04
   5.25%, 12/01/24                                         1,200       1,304,184
   MBIA Ser 02
   5.25%, 12/01/27                                         4,380       4,672,540
Cleveland OH Pub Pwr Sys Rev
   FGIC Ser 06A
   5.00%, 11/15/18                                         2,165       2,341,772
Columbus Sch Dist
   FGIC
   5.00%, 12/01/24 - 12/01/25                              4,730       5,086,169
Cuyahoga Cnty Hosp Facs Rev
   (University Hosp Hlth)
   Ser 00
   7.50%, 1/01/30                                          1,900       2,120,058

Cuyahoga Cnty MFHR
   (Livingston Park Apts)
   GNMA Ser 02A
   5.45%, 9/20/39                                          1,500       1,557,210
Cuyahoga Cnty MFHR
   (Longwood Proj) AMT
   GNMA Ser 01
   5.60%, 1/20/43                                          3,620       3,776,782
Dayton Ohio Arpt Rev
   (James M Cox Dayton Intl)
   RADIAN Ser 03A
   5.00%, 12/01/23                                         1,280       1,333,018
Dayton Sch Dist
   (Administrative Fac Proj)
   6.00%, 12/01/19 - 12/01/21                              3,040       3,373,172
Delaware Sch Dist
   MBIA Ser 04
   5.00%, 12/01/19                                         1,340       1,439,428
Dublin Sch Dist GO
   FSA Ser 03
   5.00%, 12/01/22                                         1,500       1,590,630
Erie Cnty Hosp Rev
   (Firelands Med Ctr)
   Ser 02A
   5.625%, 8/15/32                                         1,500       1,600,650
Fairfield Cnty Hosp Rev
   (Fairfield Med Ctr Proj)
   RADIAN Ser 03
   5.00%, 6/15/24                                          1,000       1,032,180
Franklin Cnty
   (OCLC Online Computer Library Ctr)
   Ser 98A
   5.20%, 10/01/20                                         2,800       2,896,796
Franklin Cnty MFHR
   (Agler Green) AMT
   GNMA Ser 02A
   5.65%, 5/20/32                                            770         811,680
   5.80%, 5/20/44                                          1,150       1,209,006
Greater Cleveland Regl Tran Auth
   MBIA Ser 04
   5.00%, 12/01/24                                         1,350       1,437,885
Hamilton City Sch Dist
   MBIA
   5.00%, 12/01/24                                         1,000       1,064,890
Hamilton Cnty Convention Facs Auth Rev
   FGIC Ser 04
   5.00%, 12/01/23                                         1,330       1,411,875
Hamilton Cnty Health Fac
   (Twin Towers)
   Ser 99A
   5.80%, 10/01/23                                         1,775       1,854,769

Hamilton Cnty Sales Tax Rev
   AMBAC Ser 00B
   5.25%, 12/01/32 (a)                                    13,185      13,915,449
Lucas Cnty Health Fac
   (Altenheim Proj)
   GNMA Ser 99
   5.50%, 7/20/40                                          3,200       3,368,832
Madeira City Sch Dist GO
   5.00%, 12/01/22 - 12/01/23                              2,665       2,842,105
Oak Hills Ohio Loc Sch Dist
   FSA Ser 05
   5.00%, 12/01/25                                         1,000       1,067,330
Ohio Air Quality Dev Auth PCR
   (Toledo Edison Co) AMT
   Ser 97A
   6.10%, 8/01/27                                          2,500       2,580,500
Ohio HFA MFHR
   (Park Trails Apt) AMT
   AMBAC Ser 01A
   5.50%, 12/01/34                                         1,480       1,534,612
Ohio HFA SFMR
   (Mortgage Rev) AMT
   GNMA Ser 02
   5.375%, 9/01/33                                         1,740       1,784,126
   GNMA Ser 02-A3
   5.50%, 9/01/34                                          1,285       1,304,635
   GNMA Ser 02-A2
   5.60%, 9/01/34                                            370         381,144
Ohio Sewer & Solid Waste Disp Facs
   (Anheuser-Busch) AMT
   Ser 01
   5.50%, 11/01/35                                         3,000       3,153,840
Ohio State Bldg Auth
   (Adult Correctl Proj)
   MBIA Ser 04A
   5.00%, 4/01/22                                          2,975       3,162,187
Ohio State Bldg Auth
   (St Facs-Admin Bldg Fd Proj)
   FSA Ser 05A
   5.00%, 4/01/24                                          1,500       1,598,925
Ohio State GO
   Ser 04A
   5.00%, 6/15/22                                          3,000       3,197,460
Ohio State Higher Ed Fac Cmnty
   (Denison University Proj)
   5.00%, 11/01/21 - 11/01/24                              3,440       3,662,708
Ohio State University
   MBIA Ser 04
   5.00%, 12/01/22                                         1,950       2,075,171
Ohio Wtr Dev Auth
   (Anheuser-Busch) AMT
   Ser 99
   6.00%, 8/01/38 (b)                                      2,250       2,311,830

Ohio Wtr Dev Auth PCR
   (Cleveland Electric) AMT
   Ser 97A
   6.10%, 8/01/20                                          2,000       2,062,080
Pinnacle Comnty Fin Auth
   Ser A
   6.00%, 12/01/22                                         2,155       2,269,603
Port Auth of Columbiana Cnty SWR
   (Apex Environmental LLC) AMT
   Ser 04A
   7.125%, 8/01/25                                           500         509,130
Princeton Sch Dist
   MBIA Ser 03
   5.00%, 12/01/24                                         1,600       1,692,720
Riversouth Auth Rev
   (Area Redevelopment)
   Ser 05A
   5.00%, 12/01/24                                         3,590       3,820,693
   5.25%, 12/01/21 - 12/01/22                              2,000       2,161,510
Steubenville Hosp Rev
   (Trinity Hlth)
   Ser 00
   6.50%, 10/01/30                                         2,500       2,726,800
Toledo Lucas Cnty Port Auth Rev
   (Crocker Park Proj)
   Ser 03
   5.375%, 12/01/35                                        2,000       2,146,920
Toledo Lucas Cnty Port Fac Rev
   (CSX Transportation)
   Ser 92
   6.45%, 12/15/21                                         1,270       1,545,095
Toledo School Dist
   FGIC Ser 03B
   5.00%, 12/01/23                                         2,940       3,104,934
Toledo-Lucas Cnty Port Auth Rev
   (Cargill, Inc. Project)
   Ser 04B
   4.50%, 12/01/15                                         2,500       2,568,275
University of Cincinnati COP
   (Univ Cincinnati Ctr Proj)
   MBIA
   5.00%, 6/01/24                                          4,470       4,743,743
Youngstown OH City Sch Dist
   FSA
   5.00%, 12/01/25                                         2,155       2,286,283
                                                                    ------------
                                                                     138,547,494
                                                                    ------------
California - 1.9%
California State GO
   Ser 04
   5.20%, 4/01/26                                          1,000       1,068,900
   5.25%, 4/01/29                                          2,000       2,133,680
                                                                    ------------
                                                                       3,202,580
                                                                    ------------

Florida - 2.9%
Collier Cnty IDR
   (Southern State Util) AMT
   Ser 96
   6.50%, 10/01/25                                           200         202,258
Collier Conty CDD
   (Fiddlers Creek)
   7.50%, 5/01/18                                          1,190       1,214,454
Crossings at Fleming Island CDD
   (Eagle Harbor)
   Ser 00C
   7.10%, 5/01/30                                          2,000       2,134,480
Double Branch CDD
   (Oakleaf Village)
   Ser 02A
   6.70%, 5/01/34                                            950       1,044,402
Hammock Bay CDD
   (Special Assessment)
   Ser 04A
   6.15%, 5/01/24                                            400         430,080
Manatee Cnty CDD
   (Heritage Harbor South)
   Ser 02B
   5.40%, 11/01/08                                            10          10,040
                                                                    ------------
                                                                       5,035,714
                                                                    ------------
Georgia - 0.3%
Atlanta Tax Allocation
   (Eastside Proj)
   Ser 05B
   5.60%, 1/01/30                                            500         521,410
                                                                    ------------
Illinois - 1.0%
Antioch Village Spcl Svc Area
   (Deercrest Proj)
   Ser 03
   6.625%, 3/01/33                                         1,000       1,059,760
Plano Spl Svc Area No. 3 Spl Tax
   (Lakewood Springs Proj)
   Ser 05A
   5.95%, 3/01/28                                            565         579,583
                                                                    ------------
                                                                       1,639,343
                                                                    ------------
Puerto Rico - 8.6%
Puerto Rico Comwlth GO
   Ser 06A
   5.25%, 7/01/22                                            500         544,425
Puerto Rico Comwlth GO
   (Pub Impt)
   Ser 01A
   5.50%, 7/01/19                                            500         563,715
Puerto Rico Comwlth Govt Dev Bank
   (Sr Notes)
   Ser 06B
   5.00%, 12/01/15                                           500         536,755
Puerto Rico Convention Ctr Dist Auth Hotel
   Occupancy Rev
   5.00%, 7/01/18 - 7/01/19                                6,370       6,935,373

Puerto Rico Municipal Finance Agency
   Ser 05A
   5.25%, 8/01/23                                            375         403,654
Puerto Rico Tobacco Settlement Rev
   (Childrens Trust Fund)
   Ser 00
   6.00%, 7/01/26                                          4,000       4,309,600
University of Puerto Rico
   5.00%, 6/01/22                                          1,350       1,435,333
                                                                    ------------
                                                                      14,728,855
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $156,000,649)                                               163,675,396
                                                                    ------------
Short-Term Municipal Notes - 3.7%
Ohio - 0.2%
Butler Cnty Hlthcare Facs Rev
   (Lifesphere Proj)
   3.95%, 5/01/27 (c)                                        265         265,000
                                                                    ------------
Alaska - 2.9%
City of Valdez
   3.90%, 12/01/33 (c)                                     5,000       5,000,000
                                                                    ------------
Missouri - 0.6%
Missouri State Hlth & Ed Fac Auth
   AMBAC
   4.00%, 6/01/22 (c)                                      1,000       1,000,000
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $6,265,000)                                                   6,265,000
                                                                    ------------
Total Investments - 99.2%
   (cost $162,265,649)                                               169,940,396
Other assets less liabilities - 0.8%                                   1,415,286
                                                                    ------------
Net Assets - 100.0%                                                 $171,355,682
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS

                                                     Rate Type
                                           -----------------------------
                  Notional                    Payments        Payments       Unrealized
Swap               Amount    Termination      made by       received by     Appreciation/
Counterparty        (000)        Date      the Portfolio   the Portfolio   (Depreciation)
-----------------------------------------------------------------------------------------
Citigroup, Inc.    $2,000      6/22/07          BMA            2.962%         $ (7,704)
Citigroup, Inc.     2,200      11/10/26        3.884%           BMA              9,177
Goldman Sachs
   & Co.              900      1/05/07          BMA            3.405%             (584)
JPMorgan
   Chase            1,800      4/05/07          BMA            2.988%           (6,470)
JPMorgan
   Chase              900      10/01/07         BMA            3.635%              (29)
JPMorgan
   Chase            6,100      11/10/11         BMA            3.482%          (13,410)
Merrill Lynch         900      7/12/08          BMA           3.8154%            4,355
Merrill Lynch      $3,600      8/01/16          BMA            4.071%         $101,896

(a) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)  Variable rate coupon, rate shown as of December 31, 2006.

(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:
AMBAC    -   American Bond Assurance Corporation
AMT      -   Alternative Minimum Tax (subject to)
BMA      -   Bond Market Association
CDD      -   Community Development District
COP      -   Certificate of Participation
FGIC     -   Financial Guaranty Insurance Company
FSA      -   Financial Security Assurance Inc.
GNMA     -   Government National Mortgage Association
GO       -   General Obligation
HFA      -   Housing Finance Authority
IDR      -   Industrial Development Revenue
MBIA     -   Municipal Bond Investors Assurance
MFHR     -   Multi-Family Housing Revenue
PCR      -   Pollution Control Revenue
RADIAN   -   Radian Group, Inc.
SFMR     -   Single Family Mortgage Revenue
SWR      -   Solid Waste Revenue

AllianceBernstein Municipal Income Fund II -
Pennsylvania Portfolio
Portfolio of Investments
December 31, 2006 (unaudited)

                                                       Principal
                                                          Amount
                                                           (000)    U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 98.8%
Long-Term Municipal Bonds - 96.3%
Pennsylvania - 78.3%
Alleghany Cnty IDA
   5.00%, 9/01/21                                        $  500     $    508,855
Allegheny Cnty Arpt Rev AMT
   MBIA Ser 97
   5.75%, 1/01/10                                         2,540        2,669,286
Allegheny Cnty GO
   FGIC Ser 05C-57
   5.00%, 11/01/23                                        6,390        6,780,045
Allegheny Cnty Higher Ed
   (Thiel College)
   5.375%, 11/15/19 - 11/15/29                            2,500        2,584,260
Allegheny Cnty Hlth Fac
   (South Hills Hlth)
   Ser 00B
   6.75%, 5/01/25                                         1,555        1,673,740
Allegheny Cnty Hlth Rev
   (Residential Resources)
   Ser 01
   6.60%, 9/01/31                                         1,540        1,727,295
Allegheny Cnty PCR
   (USX Corp.)
   Ser 98
   5.50%, 12/01/29                                        2,680        2,780,393
Allegheny Cnty Redev Auth Rev
   (Pittsburgh Mills Proj)
   5.60%, 7/01/23                                         1,500        1,593,930
Allegheny Cnty San Auth Swr Rev
   MBIA Ser 05A
   5.00%, 12/01/24                                        7,490        8,000,069
Butler Cnty
   FGIC Ser 03
   5.25%, 7/15/26                                         1,625        1,772,875
Chester Upland Sch Dist
   4.30%, 5/15/14                                         1,705        1,717,668
Crawford Cnty Hlth Fac
   (Westbury Methodist)
   Ser 99
   6.25%, 8/15/29                                         1,600        1,638,688
Delaware Cnty Higher Ed

   (Eastern College)
   Ser 99
   5.625%, 10/01/28                                       2,500        2,534,875
Ephrata Area Sch Dist
   FGIC Ser 05
   5.00%, 3/01/22                                         1,000        1,068,260
Harrisburg Arpt Auth
   (Susquehanna Arpt Proj) AMT
   Ser 99
   5.50%, 1/01/24                                         3,490        3,485,777
Lancaster Swr Auth Rev
   MBIA Ser 04
   5.00%, 4/01/22                                         1,330        1,410,252
Lehigh Northampton Airport Rev AMT
   MBIA Ser 00
   6.00%, 5/15/30                                         4,400        4,657,092
Lycoming Cnty Higher Ed
   (College of Technology)
   AMBAC Ser 02
   5.25%, 5/01/32                                         2,250        2,373,615
McKean Cnty Hosp Auth Rev
   (Bradford Hosp Proj)
   ACA
   5.00%, 10/01/17                                        1,205        1,261,370
Meadville PA GO
   XLCA
   5.00%, 10/01/25                                        3,080        3,284,081
Montgomery Cnty Higher Ed
   (Beaver College)
   RADIAN Ser 99
   5.70%, 4/01/27                                         6,000        6,267,360
Montgomery Cnty Hosp Rev
   (Abington Mem Hosp)
   Ser 02A
   5.125%, 6/01/32                                        3,000        3,120,180
Montgomery Cnty IDA Rev
   (Whitemarsh Continuing Care)
   6.00%, 2/01/21                                           415          440,390
Pennsylvania Eco Dev Auth
   (30th St Station ) AMT
   ACA Ser 02
   5.875%, 6/01/33                                        3,485        3,783,176
Pennsylvania Eco Dev Auth
   (Amtrak) AMT
   Ser 01A
   6.375%, 11/01/41                                       3,000        3,255,660
Pennsylvania HFA SFMR
   (Mortgage Rev) AMT
   FSA Ser 03
   4.43%, 6/01/08 (a)                                     3,300        3,300,000

Pennsylvania Hgr Ed Hosp Rev
   (UPMC Health Sys)
   Ser 01A
   6.00%, 1/15/31                                         2,405        2,624,456
Pennsylvania Higher Ed
   (Dickinson College)
   RADIAN Ser 03AA-1
   5.00%, 11/01/26                                        1,000        1,037,370
Pennsylvania Higher Ed Facs Auth Rev
   (Univ Health Sys)
   AMBAC Ser 05A
   5.00%, 8/15/20                                         2,000        2,136,920
Philadelphia Auth IDR
   (Leadership Learning Partners)
   Ser 05A
   5.25%, 7/01/24                                           350          352,450
Philadelphia Auth Indl Dev Lease Rev
   FSA Ser 01B
   5.25%, 10/01/30                                        8,000        8,433,520
Philadelphia Gas Wks Rev
   ASSURED GTY Ser 04A-1
   5.25%, 9/01/19                                         1,015        1,097,925
Philadelphia Sch Dist Lease Rev
   FSA Ser 03
   5.25%, 6/01/26 (b)                                     5,000        5,447,300
Pittsburgh GO
   FSA Ser 06C
   5.25%, 9/01/17                                         5,000        5,534,400
Pittsburgh Pub Pkg Auth Pkg Rev
   FGIC Ser 05A
   5.00%, 12/01/19                                        2,435        2,612,122
Pittsburgh Urban Redev Auth SFMR
   (Mortgage Rev) AMT
   FHA Ser 97A
   6.25%, 10/01/28                                          790          807,957
Potter Cnty Hosp Rev
   (Charles Cole Memorial)
   RADIAN Ser 96
   6.05%, 8/01/24                                         4,340        4,412,565
South Central Gen Auth
   (Wellspan Health)
   MBIA Ser 01
   5.25%, 5/15/31                                           795          838,781
South Central Hosp Rev Prerefunded
   5.25%, 5/15/31                                         3,905        4,191,393
Southcentral Gen Auth Rev
   (Hanover Hosp, Inc.)
   RADIAN
   5.00%, 12/01/25                                        1,570        1,643,460

State Pub Sch Bldg Auth Sch Rev
   (Colonial Northampton Inter Unit 20)
   FGIC Ser 05
   5.00%, 5/15/26                                         2,025        2,155,795
                                                                    ------------
                                                                     117,015,606
                                                                    ------------
California - 0.7%
California State GO
   5.00%, 2/01/33                                         1,000        1,045,380
                                                                    ------------
Florida - 4.0%
Collier Cnty IDR
   (Southern St Util) AMT
   Ser 96
   6.50%, 10/01/25                                          400          404,516
Collier Conty CDD
   (Fiddlers Creek)
   7.50%, 5/01/18                                         1,010        1,030,755
Crossings at Fleming Island CDD
   (Eagle Harbor)
   Ser 00C
   7.10%, 5/01/30                                         2,000        2,134,480
Double Branch CDD
   (Oakleaf Village)
   Ser 02A
   6.70%, 5/01/34                                         1,030        1,132,351
Hammock Bay CDD
   (Special Assessment)
   Ser 04A
   6.15%, 5/01/24                                           300          322,560
Northern Palm Beach Assessment Dist
   (Unit Development 27B)
   Ser 02
   6.40%, 8/01/32                                           935          986,313
                                                                    ------------
                                                                       6,010,975
                                                                    ------------
Guam - 0.7%
Guam Govt
   (Water & Waste Sys Rev)
   Ser 05
   6.00%, 7/01/25                                           500          547,680
Guam Intl Arpt Auth
   MBIA Ser 03B
   5.25%, 10/01/23                                          500          539,645
                                                                    ------------
                                                                       1,087,325
                                                                    ------------
Illinois - 1.7%
Antioch Village Spcl Svc Area
   (Deercrest Proj)
   Ser 03
   6.625%, 3/01/33                                        1,000        1,059,760
Plano Spl Svc Area No. 3 Spl Tax
   (Lakewood Springs Proj)
   Ser 05A
   5.95%, 3/01/28                                           465          477,002
Yorkville Spl Svc Area
   (Raintree Village)
   Ser 03
   6.875%, 3/01/33                                          900          966,618
                                                                    ------------
                                                                       2,503,380
                                                                    ------------

Puerto Rico - 9.0%
Puerto Rico Comwlth GO
   (Pub Impt)
   5.25%, 7/01/23                                           500          543,605
   Ser 01A
   5.50%, 7/01/19                                           500          563,715
Puerto Rico Comwlth Hwy & Trans Auth
   Rev
   FSA Ser 02D
   5.00%, 7/01/27                                         4,000        4,199,480
   FGIC Ser 03
   5.25%, 7/01/14                                         3,195        3,482,326
   FGIC Ser 03G
   5.25%, 7/01/14                                         3,335        3,634,917
Puerto Rico Municipal Finance Agency
   Ser 05A
   5.25%, 8/01/23                                           300          322,923
University of Puerto Rico
   5.00%, 6/01/22                                           655          696,403
                                                                    ------------
                                                                      13,443,369
                                                                    ------------
Virgin Islands - 1.9%
Virgin Islands Pub Fin Auth
   5.00%, 10/01/13 - 10/01/14                               675          731,034
   5.25%, 10/01/15 - 10/01/17                             1,840        2,028,269
                                                                    ------------
                                                                       2,759,303
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $136,398,993)                                               143,865,338
                                                                    ------------
Short-Term Municipal Notes - 2.5%
Alaska - 1.5%
Valdez Marine Term Rev
   (BP Pipelines Project)
   Ser 03B
   3.97%, 7/01/37 (c)                                     2,320        2,320,000
                                                                    ------------
Illinois - 1.0%
Romoeoville IL Rev Frndd
   4.00%, 10/01/36 (c)                                    1,500        1,500,000
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $3,820,000)                                                   3,820,000
                                                                    ------------
Total Municipal Obligations
   (cost $140,218,993)                                               147,685,338
                                                                    ------------
SHORT-TERM INVESTMENTS - 0.2%
Time Deposit - 0.2%
The Bank of New York
   4.25%, 1/02/07
   (cost $206,000)                                          206          206,000
                                                                    ------------

Total Investments - 99.0%
   (cost $140,424,993)                                               147,891,338
Other assets less liabilities - 1.0%                                   1,564,306
                                                                    ------------
Net Assets - 100.0%                                                 $149,455,644
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS

                                                      Rate Type
                                           -----------------------------
                  Notional                    Payments        Payments       Unrealized
Swap               Amount    Termination      made by       received by     Appreciation/
Counterparty        (000)        Date      the Portfolio   the Portfolio   (Depreciation)
-----------------------------------------------------------------------------------------
Citigroup, Inc.    $1,600       6/22/07         BMA             2.962%        $ (8,507)
Citigroup, Inc.     1,900      11/10/26        3.884%            BMA             7,926
Goldman
   Sachs &
   Co.                800       1/05/07         BMA             3.405%            (519)
JPMorgan
   Chase            1,500       4/05/07         BMA             2.988%          (5,392)
JPMorgan
   Chase              800      10/01/07         BMA             3.635%             (26)
JPMorgan
   Chase            5,300      11/10/11         BMA             3.482%         (11,651)
Merrill Lynch         700       7/12/08         BMA            3.8154%           3,387

(a)  Variable rate coupon, rate shown as of December 31, 2006.

(b) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:
ACA           -   American Capital Access Financial Guaranty Corporation
AMBAC         -   American Bond Assurance Corporation
AMT           -   Alternative Minimum Tax (subject to)
ASSURED GTY   -   Assured Guaranty
BMA           -   Bond Market Association
CDD           -   Community Development District
FGIC          -   Financial Guaranty Insurance Company
FHA           -   Federal Housing Administration
FSA           -   Financial Security Assurance Inc.
GO            -   General Obligation
HFA           -   Housing Finance Authority
IDA           -   Industrial Development Authority/Agency
IDR           -   Industrial Development Revenue
MBIA          -   Municipal Bond Investors Assurance
PCR           -   Pollution Control Revenue
RADIAN        -   Radian Group, Inc.
SFMR          -   Single Family Mortgage Revenue
XLCA          -   XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II -
Virginia Portfolio
Portfolio of Investments
December 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 98.7%
Long-Term Municipal Bonds - 96.8%
Virginia - 74.5%
Albemarle Cnty Ed Fac
   (The Convent School)
   Ser 01A
   7.75%, 7/15/32                                        $ 4,260    $  4,690,899
Alexandria MFHR
   (Buckingham Village Apts) AMT
   Ser 96A
   6.15%, 1/01/29                                          4,000       4,049,120
Arlington Cnty IDA Rev Sew Rev
   (Ogden Martin) AMT
   FSA Ser 98B
   5.25%, 1/01/09                                          2,295       2,353,821
Arlington Cnty MFHR
   (Arlington View Terrace) AMT
   FNMA Ser 01
   5.15%, 11/01/31                                         1,550       1,614,093
Arlington IDA Hosp Rev
   (Arlington Hlth Sys)
   Ser 01
   5.25%, 7/01/31                                          5,900       6,330,346
Bell Creek CDD
   Ser 03A
   6.75%, 3/01/22                                            500         503,965
Broad Street CDD
   (Parking Fac)
   Ser 03
   7.50%, 6/01/33                                          1,500       1,650,105
Celebrate North Cmnty Dev Dist
   Ser 03B
   6.60%, 3/01/25                                          1,250       1,345,713
Chesterfield Cnty
   (Elec & Pwr Co)
   5.875%, 6/01/17                                         3,800       4,149,410
Dinwiddie Cnty IDA
   (Lease Rev)
   MBIA Ser 04B
   5.00%, 2/15/24                                          3,200       3,380,064

Dulles Town CDA
   (Dulles Town Ctr Proj)
   Ser 98
   6.25%, 3/01/26                                          2,050       2,117,978
Fairfax Water Auth Rev
   Ser 02
   5.00%, 4/01/32 (a)                                      3,380       3,526,827
Greater Richmond Hotel Tax Rev
   (Convention Ctr Proj)
   Ser 00
   6.25%, 6/15/32                                          6,000       6,559,980
Hampton Convention Ctr Rev
   AMBAC Ser 02
   5.00%, 1/15/35 (b)                                      5,150       5,403,792
Harrisonburg MFHR
   (Greens of Salem Run) AMT
   FSA Ser 97
   6.30%, 4/01/29                                          1,110       1,139,371
Harrisonburg Va IDA
   5.00%, 8/15/22 - 8/15/25                                7,850       8,414,871
Henry Cnty Hosp Rev
   (Memorial Hosp Martinsville & Henry)
   Ser 97
   6.00%, 1/01/27                                          1,250       1,262,500
James City Cnty Solid Waste Rev
   (Anheuser Busch Proj) AMT
   6.00%, 4/01/32                                          4,200       4,263,462
Newport Cmnty Dev Auth
   (Spl Assmt)
   5.50%, 9/01/26                                          1,000       1,036,420
Newport News Health Care Fac
   (Mennowood)
   GNMA Ser 96A
   6.25%, 8/01/36                                          2,580       2,680,878
Newport News MFHR
   (Walker Village Proj) AMT
   GNMA Ser 02A
   5.55%, 9/20/34                                          1,880       1,957,174
   5.65%, 3/20/44                                          1,660       1,722,914
Norfolk Arpt Auth Rev
   (Air Cargo) AMT
   Ser 02
   6.25%, 1/01/30                                            995       1,060,531
Norfolk Arpt Auth Rev AMT
   FGIC Ser 01B
   5.30%, 7/01/25                                         10,000      10,466,800
Northwestern Regl Jail Auth Facs Rev
   MBIA
   5.00%, 7/01/25                                          1,500       1,597,095
Pocahontas Pkwy Assoc Toll Rd Rev
   (Cap Appreciation) Sr
   Ser 98B
   Zero Coupon, 8/15/15                                      750         486,367

Portsmouth Virginia GO
   (Prerefunded Ref & Pub Util)
   FGIC Ser B
   5.00%, 6/01/26                                          1,405       1,432,313
Portsmouth Virginia GO
   (Unrefunded Ref Pub Util)
   5.00%, 6/01/26                                             95          96,363
Prince William MFHR
   (Woodwind Gables) AMT
   AMBAC Ser 01A
   5.30%, 12/01/34                                         2,860       2,963,475
Richmond
   FSA Ser 05A
   5.00%, 7/15/22                                          2,500       2,686,625
Upper Occoquan Sew Auth Rev
   FSA
   5.00%, 7/01/25                                          2,500       2,680,350
Virginia Beach MFHR
   (Beth Sholom Terrace)
   GNMA Ser 02
   5.40%, 4/01/44                                          2,900       3,087,224
Virginia Beach Wtr & Swr Rev
   5.00%, 10/01/30                                         2,000       2,123,440
Virginia Biotechnology Auth
   (Consolidated Laboratories Proj)
   Ser 01
   5.00%, 9/01/21                                          4,170       4,372,495
Virginia College Bldg Auth Facs Rev
   (Pub Higher Ed Financing Prog)
   5.00%, 9/01/16 - 9/01/17                               11,725      12,713,706
Virginia HDA SFMR
   (Mortgage Rev) AMT
   Ser 01D
   5.40%, 6/01/24                                          3,155       3,257,064
Virginia Hsg Dev Auth MFHR
   (Rental Hsg) AMT
   Ser 02B
   5.50%, 4/01/27                                          5,000       5,169,300
   Ser 99
   5.95%, 2/01/23                                          5,525       5,721,966
Virginia Port Auth Rev
   (Newport News) AMT
   Ser 02
   5.00%, 7/01/27                                          1,000       1,040,830
   5.125%, 7/01/24                                         4,000       4,209,600
                                                                    ------------
                                                                     135,319,247
                                                                    ------------
California - 0.6%
California State GO
   Ser 04
   5.25%, 4/01/29                                          1,000       1,066,840
                                                                    ------------

District Of Columbia - 5.3%
Metropolitan Washington Arpt Rev AMT
   Ser 97B
   5.50%, 10/01/23                                         9,410       9,620,313
                                                                    ------------
Florida - 1.8%
Fleming Island Plantation Cmnty Dev Dist
   Ser 00B
   7.375%, 5/01/31                                         3,000       3,205,770
                                                                    ------------
Georgia - 0.3%
Atlanta Tax Allocation
   (Eastside Proj)
   Ser 05B
   5.60%, 1/01/30                                            500         521,410
                                                                    ------------
Illinois - 0.8%
Plano Spl Svc Area No. 3 Spl Tax
   (Lakewood Springs Proj)
   Ser 05A
   5.95%, 3/01/28                                            465         477,002
Yorkville Cmnty FAc Dist
   (Raintree Village)
   Ser 03
   6.875%, 3/01/33                                         1,000       1,074,020
                                                                    ------------
                                                                       1,551,022
                                                                    ------------
New Jersey - 2.9%
Garden State Preservation Trust
   (Open Space & Farmland)
   FSA Ser 05A
   5.80%, 11/01/16                                         4,500       5,194,710
                                                                    ------------
Puerto Rico - 10.6%
Puerto Rico Comwlth GO
   (Pub Impt)
   Ser 01A
   5.50%, 7/01/19                                            500         563,715
Puerto Rico Comwlth Govt Dev Bank
   (Sr Notes)
   Ser 06B
   5.00%, 12/01/15                                           500         536,755
Puerto Rico Comwlth Hwy & Trans Auth
   Rev
   FGIC Ser 03
   5.25%, 7/01/14                                          1,760       1,918,277
   FGIC Ser 03G
   5.25%, 7/01/14                                          1,840       2,005,471
Puerto Rico Elec Pwr Auth
   MBIA
   5.50%, 7/01/17                                          5,000       5,725,150
Puerto Rico Elec Pwr Auth Rev
   XLCA Ser 02-1
   5.25%, 7/01/22                                          1,100       1,186,768
Puerto Rico HFA
   (Cap Fd Prog)
   5.00%, 12/01/20                                         4,870       5,143,207
Puerto Rico Municipal Fin Agy
   Ser 05A
   5.25%, 8/01/23                                            340         365,979

University of Puerto Rico Rev
   5.00%, 6/01/22                                          1,740       1,849,986
                                                                    ------------
                                                                      19,295,308
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $168,614,410)                                               175,774,620
                                                                    ------------
Short-Term Municipal Notes - 1.9%
Virginia - 1.9%
Loudoun Cnty IDA Rev
   (Howard Hughes Med)
   Ser 03A
   3.97%, 2/15/38 (c)                                      1,700       1,700,000
Richmond IDA
   (Church Schs)
   3.99%, 5/01/35 (c)                                      1,300       1,300,000
Roanoke Indl Dev Auth Hosp Rev
   (Carilion Health Sys)
   FSA Ser 05C-1
                                                             500         500,000
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $3,500,000)                                                   3,500,000
                                                                    ------------
Total Investments - 98.7%
   (cost $172,114,410)                                               179,274,620
Other assets less liabilities - 1.3%                                   2,401,840
                                                                    ------------
Net Assets - 100.0%                                                 $181,676,460
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS

                                                     Rate Type
                                           -----------------------------
                  Notional                    Payments        Payments       Unrealized
Swap               Amount    Termination      made by       received by     Appreciation/
Counterparty        (000)        Date      the Portfolio   the Portfolio   (Depreciation)
-----------------------------------------------------------------------------------------
Citigroup, Inc.    $1,600      6/22/07          BMA            2.962%         $ (6,163)
Citigroup, Inc.     2,300      11/10/26        3.884%           BMA              9,594
Goldman Sachs
   & Co.              800      1/05/07          BMA            3.405%             (519)
JPMorgan
   Chase            1,500      4/05/07          BMA            2.988%           (5,392)
JPMorgan
   Chase              900      10/01/07         BMA            3.635%              (29)
JPMorgan
   Chase            6,400      11/10/11         BMA            3.482%          (14,070)
Merrill Lynch         900      7/12/08          BMA           3.8154%            4,355

FINANCIAL FUTURES CONTRACTS

                                                         Value at       Unrealized
                Number of   Expiration     Original    December 31,    Appreciation/
Type            Contracts     Month          Value         2006       (Depreciation)
------------------------------------------------------------------------------------
Purchased Contracts
U.S. Treasury
   Note 10 Yr
   Future          115      March 2007   $12,522,853    $12,358,906      $(163,947)

(a) Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The aggregate market value of these securities amounted to $130,430.

(b) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:
AMBAC   -   American Bond Assurance Corporation
AMT     -   Alternative Minimum Tax (subject to)
BMA     -   Bond Market Association
CDA     -   Community Development Administration
CDD     -   Community Development District
FGIC    -   Financial Guaranty Insurance Company
FNMA    -   Federal National Mortgage Association
FSA     -   Financial Security Assurance Inc.
GNMA    -   Government National Mortgage Association
GO      -   General Obligation
HDA     -   Housing Development Authority
HFA     -   Housing Finance Authority
IDA     -   Industrial Development Authority/Agency
MBIA    -   Municipal Bond Investors Assurance
MFHR    -   Multi-Family Housing Revenue
SFMR    -   Single Family Mortgage Revenue
XLCA    -   XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) Management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Fund's ability to initiate, authorize, record, process or report external financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Fund's annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

With respect to each of the Florida Portfolio, Massachusetts Portfolio, Minnesota Portfolio, New Jersey Portfolio, Pennsylvania Portfolio and Virginia Portfolio, subsequent to the filing of the Fund's Form N-SAR for its fiscal year ended September 30, 2006, there was the following control deficiency that was determined to be a material weakness, as defined above, in the Portfolio's internal control over financial reporting. The Portfolios' controls related to the review and analysis of the relevant terms and conditions of certain transfers of securities did not operate effectively to appropriately determine whether the transfers qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." As a result of this material weakness, the statement of operations for each of Florida Portfolio's, Massachusetts Portfolio's, Minnesota Portfolio's, Pennsylvania Portfolio's and Virginia Portfolio's year ended September 30, 2006 and expense ratios to average net assets in the financial highlights for the years ended September 30, 2006, September 30, 2005 and September 30, 2004 (and with respect to the Minnesota portfolio for the year ended September 30, 2003) were restated in order to appropriately account for such transfers of securities as secured borrowings and report the related interest income and expense. With respect to the New Jersey Portfolio, the statement of assets and liabilities and the portfolio of investments as of September 30, 2006, the statements of operations and changes in net assets for the year then ended and the financial highlights for each of the four years then ended were restated in order to appropriately account for such transfers of securities as secured borrowings and the related interest income and expense. In light of the foregoing, on January 30, 2007 the Fund filed a Form N-CSR/A to amend the Form N-CSR of the registrant for the fiscal year and reporting period ended September 30, 2006 filed with the Securities and Exchange Commisssion on December 11, 2006 and on January 31, 2007 the Fund filed a Form NSAR-B/A to amend the Form N-SAR-B of the registrant for the same fiscal year and reporting period filed with the Securities and Exchange Commisssion on November 29, 2006. Fund Management is taking such actions as is necessary to revise its internal controls over financial reporting to seek to increase the control's effectiveness. Following a review of financial statements of other investment companies investing in similar instruments and consultation with others in the investment company industry, including through the facility of the Investment Company Institute, Fund Management believes that in general other investment companies investing in similar investments over the same time periods accounted for such investments in a similar manner as the Portfolios prior to the Portfolios' restatement and, accordingly, such other investment companies investing in such investments to a material extent are also confronting the same issue. Fund Management believes that the restatement is consistent with the broader investment company industry reevaluation of accounting interpretation for such investments and that the approach taken therein appropriately reflects this currently ongoing change in prevailing industry practice.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------------------------------------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II


By: /s/ Marc O. Mayer
    -----------------------------------
    Marc O. Mayer
    President

Date: February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -----------------------------------
    Marc O. Mayer
    President

Date: February 22, 2007


By: /s/ Joseph J. Mantineo
    -----------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: February 22, 2007